Quarterly Holdings Report
for
Strategic Advisers® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2025
STS-NPRT1-1025
1.9911785.101
Asset-Backed Securities - 0.4%
		Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
522 Funding CLO Ltd Series 2024-6A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.519% 10/23/2034 (b)(c)(d)		3,250,000	3,244,108
Agl Clo 5 Ltd / Agl Clo 5 LLC Series 2024-5A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.9755% 7/20/2034 (b)(c)(d)		3,000,000	3,000,306
Ammc Cdo Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 1/20/2035 (b)(c)(d)		3,500,000	3,507,063
Anchorage Cr Fdg 2 Ltd / LLC Series 2020-2A Class ARV, 3.928% 4/25/2038 (b)		600,000	591,326
Anchorage Credit Funding 12 Ltd Series 2020-12A Class A1, 3.177% 10/25/2038 (b)		600,000	580,049
Anchorage Credit Funding 13 Ltd Series 2021-13A Class A1, 2.875% 7/27/2039 (b)		300,000	285,416
Anchorage Credit Funding 3 Ltd Series 2021-3A Class A1R, 2.871% 1/28/2039 (b)		500,000	477,884
Anchorage Credit Funding 4 Ltd Series 2021-4A Class AR, 2.723% 4/27/2039 (b)		300,000	284,605
Anchorage Credit Funding 7 Ltd Series 2019-7A Class A, 4.62% 4/25/2037 (b)		241,444	240,707
Apidos Clo Xxx Series 2024-XXXA Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.829% 10/18/2031 (b)(c)(d)		1,550,000	1,550,575
Ares Xxvii Clo Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.15%, 5.4638% 10/28/2034 (b)(c)(d)		3,000,000	3,000,018
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6424% 4/17/2033 (b)(c)(d)		480,263	480,263
Atlantic Ave Ltd / Atlantic Ave LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.26%, 5.5855% 1/20/2035 (b)(c)(d)		2,500,000	2,504,638
Atlas Senior Loan Fund Xv Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.539% 10/23/2032 (b)(c)(d)		378,278	378,959
Bain Cap Cr CLO Ltd / Bain Cap Cr CLO LLC Series 2024-4A Class A2R, CME Term SOFR 3 month Index + 1.45%, 5.7755% 10/20/2034 (b)(c)(d)		800,000	798,429
Bain Cap Cr CLO Ltd / Bain Cap Cr CLO LLC Series 2024-4A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.9755% 10/20/2034 (b)(c)(d)		800,000	800,114
Bain Capital Credit Clo Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.48%, 5.7978% 7/16/2034 (b)(c)(d)		2,000,000	1,996,964
Bain Capital Credit Clo Ltd Series 2024-2A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.9678% 7/16/2034 (b)(c)(d)		2,000,000	2,000,422
Bain Capital Credit CLO Ltd Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.469% 10/23/2034 (b)(c)(d)		4,000,000	4,005,160
Bain Capital Credit CLO Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.21%, 5.529% 10/23/2034 (b)(c)(d)		4,300,000	4,310,320
Bain Capital Credit CLO Series 2024-3A Class BRR, CME Term SOFR 3 month Index + 1.6%, 5.919% 10/23/2034 (b)(c)(d)		2,000,000	2,001,258
Carlyle Global Market Strategies CLO Ltd Series 2024-3A Class ARRR, CME Term SOFR 3 month Index + 1.09%, 5.4155% 7/20/2034 (b)(c)(d)		4,600,000	4,604,931
Crown Point Clo 7 Ltd Series 2024-7A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.5555% 10/20/2031 (b)(c)(d)		152,127	152,141
Dryden 55 Clo Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 5.5992% 4/15/2031 (b)(c)(d)		177,048	177,128
Elevation CLO Ltd Series 2024-3A Class A2R2, CME Term SOFR 3 month Index + 1.6%, 5.9185% 1/25/2035 (b)(c)(d)		2,000,000	2,000,668
Elevation CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.85%, 6.1685% 1/25/2035 (b)(c)(d)		2,000,000	2,000,916
Fortress Credit Bsl VII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.09%, 5.409% 7/23/2032 (b)(c)(d)		1,423,916	1,424,199
Greywolf Clo III Ltd Series 2024-3RA Class A2R2, CME Term SOFR 3 month Index + 1.85%, 6.182% 4/22/2033 (b)(c)(d)		1,200,000	1,201,031
ICG US CLO Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 10/20/2034 (b)(c)(d)		4,800,000	4,803,461
Jamestown Clo Xvi Ltd Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.12%, 5.4385% 7/25/2034 (b)(c)(d)		4,800,000	4,804,152
Kkr Clo 28 Ltd Series 2024-28A Class AR, CME Term SOFR 3 month Index + 1.44%, 5.7578% 2/9/2035 (b)(c)(d)		2,100,000	2,101,014
Lcm Loan Income Fund I Ltd Series 2018-1A Class B, CME Term SOFR 3 month Index + 1.7116%, 6.0371% 4/20/2031 (b)(c)(d)		2,325,000	2,326,495
Mountain View Clo Xiv Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.159%, 6.813% 10/15/2034 (b)(c)(d)		1,000,000	1,001,200
Octagon Investment Partners Xvii Ltd Series 2018-1A Class A1R2, CME Term SOFR 3 month Index + 1.2616%, 5.5801% 1/25/2031 (b)(c)(d)		2,340	2,340
Ofsi Bsl Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5955% 4/20/2034 (b)(c)(d)		1,100,000	1,101,092
Palmer Square CLO Series 2025-1A Class A2R5, CME Term SOFR 3 month Index + 1.6%, 5.815% 5/21/2034 (b)(c)(d)		4,200,000	4,200,538
Pikes Peak Clo 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 5.5276% 7/15/2034 (b)(c)(d)		4,500,000	4,499,780
Romark Credit Funding II Ltd Series 2021-2A Class A, 2.625% 10/25/2039 (b)		400,000	378,190
Sandstone Peak Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5976% 10/15/2034 (b)(c)(d)		1,500,000	1,501,479
Sandstone Peak Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 1.83%, 6.1476% 10/15/2034 (b)(c)(d)		4,000,000	4,010,000
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5985% 1/25/2032 (b)(c)(d)		423,981	424,507
Trysail CLO Ltd Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.239%, 5.5645% 10/20/2033 (b)(c)(d)		4,000,000	4,006,584
Ventr Series 2021-17-29A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.463% 9/7/2030 (b)(c)(d)		41,329	41,337
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			82,801,767
IRELAND - 0.0%
Arbour Clo VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.025% 12/15/2038 (b)(c)(d)	EUR	3,200,000	3,747,750
Ares European CLO XIV DAC Series 2024-14A Class AR, 3 month EURIBOR + 1.03%, 3.054% 10/21/2034 (b)(c)(d)	EUR	2,911,307	3,407,017
Avoca Static CLO I DAC Series 2024-1A Class BR, 3 month EURIBOR + 1.7%, 3.726% 1/15/2035 (b)(c)(d)	EUR	2,700,000	3,142,816
BBAM European CLO I DAC Series 2021-1A Class AR, 3 month EURIBOR + 0.87%, 2.865% 7/22/2034 (b)(c)(d)	EUR	1,000,000	1,165,618
BBAM European CLO Series 2022-3A Class A, 3 month EURIBOR + 0.92%, 2.946% 1/15/2036 (b)(c)(d)	EUR	1,500,000	1,748,596
CVC Cordatus Loan Fund XIV DAC Series 2021-14A Class A1R, 3 month EURIBOR + 0.85%, 2.884% 5/22/2032 (b)(c)(d)	EUR	3,297,797	3,850,816
Dryden 7a Euro Clo 2020 Designated Activity CO Series 2025-74A Class B2R, 5% 10/18/2039 (b)	EUR	1,000,000	1,169,900
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.266% 1/15/2039 (b)(c)(d)	EUR	2,200,000	2,574,004
Hayfin Emerald CLO V DAC Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.244% 11/17/2037 (b)(c)(d)	EUR	1,400,000	1,637,421
Indigo Credit Management II DAC Series 2024-2A Class B, 3 month EURIBOR + 2.1%, 4.126% 7/15/2038 (b)(c)(d)	EUR	2,500,000	2,929,137
Palmer Square European Loan Funding DAC Series 2024-3A Class B, 3 month EURIBOR + 1.85%, 3.886% 5/15/2034 (b)(c)(d)	EUR	2,000,000	2,336,627
Palmer Square European Loan Funding DAC Series 2024-3A Class BR, 3 month EURIBOR + 1.65%, 3.686% 5/15/2033 (b)(c)(d)	EUR	3,000,000	3,507,749
Tikehau Clo IX DAC Series 2024-9A Class AR, 3 month EURIBOR + 1.22%, 3.244% 1/20/2037 (b)(c)(d)	EUR	900,000	1,053,924
TOTAL IRELAND			32,271,375
UNITED STATES - 0.3%
ABFC Series 2006-HE1 Class A2B, CME Term SOFR 1 month Index + 0.3345%, 4.657% 1/25/2037 (d)		7,189,424	4,012,196
ABFC Series 2007-WMC1 Class A1A, CME Term SOFR 1 month Index + 1.3645%, 5.687% 6/25/2037 (c)(d)		827,943	588,683
Accredited Mortgage Loan Trust Series 2004-4 Class A2D, CME Term SOFR 1 month Index + 0.7%, 4.6407% 1/25/2035 (c)(d)		738,851	727,303
ACE Securities Corp Series 2005-HE5 Class M4, CME Term SOFR 1 month Index + 1.0145%, 5.337% 8/25/2035 (d)		236,383	233,999
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)		966,829	967,607
Ally Auto Receivables Trust Series 2024-2 Class A3, 4.14% 7/16/2029		1,500,000	1,500,460
Ameriquest Mortgage Securities, Inc. Series 2004-R5 Class M2, CME Term SOFR 1 month Index + 1.9895%, 6.312% 7/25/2034 (d)		1,488,647	1,471,627
Ameriquest Mortgage Securities, Inc. Series 2004-R6 Class M4, CME Term SOFR 1 month Index + 5.3645%, 4.3638% 7/25/2034 (d)		1,370,857	1,133,571
Argent Securities Inc Series 2004-W10 Class M1, CME Term SOFR 1 month Index + 1.1945%, 3.3564% 1/25/2034 (d)		281,279	267,561
Argent Securities Inc Series 2005-W3 Class M1, CME Term SOFR 1 month Index + 0.7745%, 5.097% 11/25/2035 (d)		2,613,223	2,547,492
Asset Backed Securities Corp Home Equity Loan Trust Series 2007-HE2 Class A4, CME Term SOFR 1 month Index + 0.3445%, 4.667% 5/25/2037 (d)		1,271,050	909,558
Bear Stearns Asset Backed Securities I Trust Series 2005-EC1 Class M4, CME Term SOFR 1 month Index + 1.1645%, 4.6102% 11/25/2035 (c)(d)		2,478,569	2,376,849
Bear Stearns Asset Backed Securities I Trust Series 2006-EC2 Class M4, CME Term SOFR 1 month Index + 0.9845%, 5.0596% 2/25/2036 (d)		6,244,096	5,724,601
Bear Stearns Asset Backed Securities I Trust Series 2006-HE2 Class M2, CME Term SOFR 1 month Index + 0.615%, 5.052% 2/25/2036 (c)(d)		740,681	738,382
Bear Stearns Asset Backed Securities I Trust Series 2007-HE3 Class 1A4, CME Term SOFR 1 month Index + 0.35%, 5.137% 4/25/2037 (c)(d)		3,623,076	3,449,417
Bridgecrest Lending Auto Securitization Trust Series 2023-1 Class B, 6.8% 8/15/2029		4,515,000	4,551,042
Bridgecrest Lending Auto Securitization Trust Series 2024-4 Class A3, 4.72% 9/15/2028		3,100,000	3,105,476
Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 Class A3, CME Term SOFR 1 month Index + 0.2545%, 4.577% 12/25/2036 (c)(d)		167,255	163,989
Carrington Mtg Ln Tr Ser 2006 Nc2 Series 2006-NC2 Class A4, CME Term SOFR 1 month Index + 0.5945%, 4.917% 6/25/2036 (c)(d)		2,222,187	2,128,719
Cascade MH Asset Trust Series 2024-MH1 Class A1, 5.695% 11/25/2056 (b)		924,167	952,588
Centex Home Equity Loan Trust Series 2004-D Class MV5, CME Term SOFR 1 month Index + 1.9145%, 6.237% 9/25/2034 (d)		573,882	528,273
Citigroup Mortgage Loan Trust Series 2005-HE1 Class M4, CME Term SOFR 1 month Index + 1.1495%, 5.472% 5/25/2035 (c)(d)		1,272,144	1,208,642
Cps Auto Receivables Trust Series 2022-A Class D, 2.84% 4/16/2029 (b)		4,073,500	4,042,418
Equifirst Loan Securitization Trust Series 2007-1 Class A1, CME Term SOFR 1 month Index + 0.2845%, 4.777% 4/25/2037 (b)(d)		971,723	899,060
Exeter Automobile Receivables Trust Series 2024-5A Class A2, 4.79% 4/15/2027		82,387	82,397
Exeter Automobile Receivables Trust Series 2024-5A Class A3, 4.45% 3/15/2028		750,000	750,057
Exeter Automobile Receivables Trust Series 2024-5A Class B, 4.48% 4/16/2029		750,000	749,961
Exeter Automobile Receivables Trust Series 2024-5A Class C, 4.64% 1/15/2030		750,000	751,380
FHF Issuer Trust Series 2024-1A Class A2, 5.69% 2/15/2030 (b)		1,999,541	2,021,249
FHF Issuer Trust Series 2024-3A Class A2, 4.94% 11/15/2030 (b)		806,071	810,233
FHF Trust Series 2023-1A Class A2, 6.57% 6/15/2028 (b)		103,073	103,940
Fieldstone Mortgage Investment Trust Series 2004-3 Series 2004-5 Class M4, CME Term SOFR 1 month Index + 2.8145%, 7.137% 2/25/2035 (d)		4,000,000	2,509,006
Fieldstone Mortgage Investment Trust Series 2006-2 Class 2A3, CME Term SOFR 1 month Index + 0.6545%, 4.977% 7/25/2036 (d)		3,397,145	1,806,541
First Franklin Mortgage Loan Trust Series 2004-FFH3 Class M3, CME Term SOFR 1 month Index + 1.1645%, 5.487% 10/25/2034 (d)		1,162,404	1,053,959
Flagship Credit Auto Trust Series 2023-2 Class B, 5.21% 5/15/2028 (b)		2,354,000	2,361,289
GLS Auto Receivables Issuer Trust Series 2024-3A Class B, 5.08% 1/16/2029 (b)		1,500,000	1,510,692
GLS Auto Receivables Issuer Trust Series 2024-3A Class C, 5.21% 2/18/2031 (b)		1,500,000	1,518,756
Gls Auto Select Receivables Trust Series 2024-4A Class A2, 4.43% 12/17/2029 (b)		3,165,566	3,167,659
Gls Auto Select Receivables Trust Series 2024-4A Class B, 4.5% 11/15/2030 (b)		2,000,000	2,009,357
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A3, 4.66% 2/16/2028		1,345,337	1,348,240
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A3, 4.4% 8/16/2029		3,000,000	3,015,541
Greensky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (b)		1,172,700	1,187,375
GSAMP Trust 2006-HE5 Series 2006-HE5 Class A2D, CME Term SOFR 1 month Index + 0.24%, 4.917% 8/25/2036 (c)(d)		1,319,205	1,238,203
GSAMP Trust 2007-NC1 Series 2007-NC1 Class A1, CME Term SOFR 1 month Index + 0.3745%, 4.697% 12/25/2046 (d)		1,068,597	562,744
GSAMP Trust 2007-NC1 Series 2007-NC1 Class A2A, CME Term SOFR 1 month Index + 0.2145%, 4.537% 12/25/2046 (d)		1,496,855	734,439
GSAMP Trust 2007-NC1 Series 2007-NC1 Class A2B, CME Term SOFR 1 month Index + 0.1%, 4.637% 12/25/2046 (c)(d)		431,083	211,508
GSAMP Trust Series 2007-FM1 Class A1, CME Term SOFR 1 month Index + 0.2545%, 4.577% 12/25/2036 (d)		744,611	393,515
Home Equity Asset Trust 2004-1 Series 2006-4 Class 2A4, CME Term SOFR 1 month Index + 0.56%, 4.997% 8/25/2036 (c)(d)		191,701	189,869
Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A Series 2005-C Class M3, CME Term SOFR 1 month Index + 0.8945%, 5.217% 10/25/2035 (d)		2,000,000	1,893,376
Honda Auto Receivables Owner Trust Series 2024-4 Class A2, 4.56% 3/15/2027		1,286,775	1,287,798
HSI Asset Securitization Corp Trust Series 2007-NC1 Class A3, CME Term SOFR 1 month Index + 0.18%, 4.797% 4/25/2037 (c)(d)		237,566	153,987
Lendmark Fdg Trust Series 2024-2A Class A, 4.47% 2/21/2034 (b)		700,000	700,075
Marlette Funding Trust Series 2022-3A Class C, 6.89% 11/15/2032 (b)		500,416	501,928
Marlette Funding Trust Series 2023-3A Class B, 6.71% 9/15/2033 (b)		307,359	307,529
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3 Series 2007-3 Class A2C, CME Term SOFR 1 month Index + 0.18%, 4.797% 6/25/2037 (c)(d)		1,938,318	1,933,941
Merrill Lynch Mortgage Investors Trust Series 2004-WMC3 Class M3, CME Term SOFR 1 month Index + 2.2145%, 6.537% 1/25/2035 (d)		3,314,462	2,995,257
Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 Class M1, CME Term SOFR 1 month Index + 1.0445%, 5.367% 7/25/2035 (d)		5,651,508	5,685,733
MF1 LLC Series 2025-FL17 Class AS, CME Term SOFR 1 month Index + 1.572%, 5.9319% 2/18/2040 (b)(c)(d)		5,000,000	4,987,499
Morgan Stanley Abs Cap I Inc Trust Series 2007-HE3 Class A2A, CME Term SOFR 1 month Index + 0.1745%, 4.497% 12/25/2036 (d)		237,822	117,892
Morgan Stanley ABS Capital I Inc Series 2004-HE8 Class A4, CME Term SOFR 1 month Index + 0.8745%, 5.197% 9/25/2034 (c)(d)		715,454	726,802
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M1, CME Term SOFR 1 month Index + 1.0295%, 5.352% 9/25/2034 (d)		304,270	304,618
Morgan Stanley ABS Capital I Inc Series 2005-HE1 Class A2MZ, CME Term SOFR 1 month Index + 0.7145%, 5.037% 12/25/2034 (d)		316,101	299,131
Morgan Stanley ABS Capital I Inc Series 2005-WMC6 Class M5, CME Term SOFR 1 month Index + 1.0895%, 5.412% 7/25/2035 (d)		2,500,000	2,207,151
Morgan Stanley ABS Capital I Inc Trust Series 2007-HE4 Class A2A, CME Term SOFR 1 month Index + 0.11%, 4.547% 2/25/2037 (c)(d)		243,092	72,375
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV4, CME Term SOFR 1 month Index + 0.4345%, 5.077% 4/25/2037 (c)(d)		565,421	559,071
Navient Private Education Loan Trust Series 2017-A Class B, 3.91% 12/16/2058 (b)		1,076,546	1,069,626
Navient Student Loan Trust Series 2021-DA Class C, 3.48% 4/15/2060 (b)		1,945,459	1,824,592
New Century Home Equity Loan Trust Series 2005-4 Class M4, CME Term SOFR 1 month Index + 1.0595%, 5.382% 9/25/2035 (c)(d)		1,524,338	1,508,028
Newcastle Mortgage Securities Trust Series 2007-1 Class 1A1, CME Term SOFR 1 month Index + 0.3045%, 4.627% 4/25/2037 (d)		1,806,678	1,754,180
Oportun Issuance Trust Series 2024-2 Class C, 6.61% 2/9/2032 (b)		1,777,000	1,794,741
Option One Mortgage Loan Trust 2007-5 Series 2007-5 Class 2A4, CME Term SOFR 1 month Index + 0.3%, 4.737% 5/25/2037 (c)(d)		2,264,600	1,204,875
Option One Mortgage Loan Trust Series 2007-4 Class 2A4, CME Term SOFR 1 month Index + 0.4245%, 4.747% 4/25/2037 (d)		6,794,853	3,683,715
Pagaya Ai Dbt Selection Trust Series 2023-7 Class C, 8.798% 7/15/2031 (b)		7,193,860	7,250,627
Pagaya Ai Debt Grantor Trust Series 2024-11 Class A, 5.092% 7/15/2032 (b)		1,050,997	1,054,111
Pagaya Ai Debt Grantor Trust Series 2024-11 Class B, 5.637% 7/15/2032 (b)		811,280	815,505
Pagaya Ai Debt Grantor Trust Series 2024-8 Class A, 5.331% 1/15/2032 (b)		971,687	975,161
Pagaya Ai Debt Selection Trust Series 2024-1 Class B, 7.109% 7/15/2031 (b)		2,375,614	2,397,799
Pagaya Ai Debt Trust Series 2023-5 Class C, 9.099% 4/15/2031 (b)		2,326,131	2,338,129
Pagaya Ai Debt Trust Series 2023-6 Class C, 8.491% 6/16/2031 (b)		4,150,328	4,164,192
Pagaya Ai Debt Trust Series 2023-8 Class C, 9.538% 6/16/2031 (b)		2,463,533	2,531,238
Pagaya Ai Debt Trust Series 2024-2 Class A, 6.319% 8/15/2031 (b)		1,535,667	1,546,486
Pagaya Ai Debt Trust Series 2024-3 Class A, 6.258% 10/15/2031 (b)		2,184,827	2,198,700
Pagaya Ai Debt Trust Series 2024-3 Class C, 7.297% 10/15/2031 (b)		2,680,083	2,707,902
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ1 Class M5, CME Term SOFR 1 month Index + 1.9145%, 6.237% 9/25/2034 (d)		435,047	420,702
PRET LLC Series 2021-RN2 Class A1, 4.7436% 7/25/2051 (b)(e)		697,096	695,511
Pret LLC Series 2024-NPL6 Class A1, 5.9256% 10/25/2054 (b)(c)		2,055,304	2,055,408
PRET LLC Series 2024-NPL7 Class A1, 5.9251% 10/25/2054 (b)(c)		1,013,059	1,013,353
PRET LLC Series 2024-NPL9 Class A1, 5.8514% 12/25/2054 (b)		2,565,915	2,583,175
RASC Series 2005-EMX2 Trust Series 2004-KS5 Class MII2, CME Term SOFR 1 month Index + 1.2145%, 5.4146% 6/25/2034 (d)		2,521,707	2,324,143
Renaissance Home Equity Loan Trust Series 2005-3 Class AV3, CME Term SOFR 1 month Index + 0.8745%, 5.197% 11/25/2035 (d)		174,116	159,487
Renaissance Home Equity Loan Trust Series 2007-1 Class AF3, 5.612% 4/25/2037 (e)		4,153,493	937,309
Research-Driven Pagaya Motor Asset Trust Series 2023-3A Class A, 7.13% 1/26/2032 (b)		528,993	529,816
Rocket Mortgage Trust Series 2025-CES3 Class A1A, 5.553% 3/25/2055 (b)		2,820,371	2,834,884
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028		1,500,000	1,503,595
Saxon Asset Secs Tr 2007-3 Series 2007-3 Class 2M1, CME Term SOFR 1 month Index + 0.9145%, 5.237% 9/25/2047 (c)(d)		1,000,000	767,355
Saxon Asset Secs Trust Series 2007-2 Class A2C, CME Term SOFR 1 month Index + 0.3545%, 4.677% 5/25/2047 (d)		472,747	343,955
Saxon Asset Securities Trust Series 2004-2 Class MF2, 3.2582% 8/25/2035 (e)		1,978,080	1,777,843
Securitized Asset Backed Receivables LLC Trust Series 2006-WM4 Class A2C, CME Term SOFR 1 month Index + 0.16%, 4.757% 11/25/2036 (c)(d)		6,468,382	1,769,974
SMB Private Education Loan Trust Series 2015-B Class B, 3.5% 12/17/2040 (b)		740,766	737,231
SMB Private Education Loan Trust Series 2015-C Class B, 3.5% 9/15/2043 (b)		1,554,227	1,547,666
SMB Private Education Loan Trust Series 2016-C Class B, 3.25% 11/15/2040 (b)		489,804	483,561
SMB Private Education Loan Trust Series 2021-D Class A1A, 1.34% 3/17/2053 (b)		661,919	620,506
SMB Private Education Loan Trust Series 2024-C Class A1A, 5.5% 6/17/2052 (b)		2,618,598	2,698,863
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4427% 6/17/2052 (b)(c)(d)		5,581,382	5,574,708
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (b)		4,342,708	4,419,014
Smb Private Education Loan Trust Series 2024-F Class A1A, 5.06% 3/16/2054 (b)		534,466	542,423
Soundview Home Loan Trust Series 2006-EQ1 Class A4, CME Term SOFR 1 month Index + 0.5%, 4.937% 10/25/2036 (c)(d)		955,744	915,315
Soundview Home Loan Trust Series 2006-OPT2 Class A4, CME Term SOFR 1 month Index + 0.6745%, 4.997% 5/25/2036 (c)(d)		2,159,238	2,108,523
Specialty Underwriting & Residential Finance Trust Series 2003-BC1 Series 2004-BC1 Class M1, CME Term SOFR 1 month Index + 0.8795%, 5.202% 2/25/2035 (d)		426,701	442,587
Towd Point Mortgage Trust Series 2017-3 Class B2, 3.807% 7/25/2057 (b)(c)		2,000,000	1,800,607
TOWD Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (b)		2,300,000	2,194,738
Upstart Securitization Trust Series 2023-2 Class B, 7.92% 6/20/2033 (b)		3,960,930	4,006,478
WaMu Asset-Backed Certificates Series 2007-HE4 Class 1A, CME Term SOFR 1 month Index + 0.2845%, 4.607% 7/25/2047 (d)		3,856,038	2,883,597
Washington Mut Asset Backed Ctfs Wmabs Trust Series 2006-HE3 Class 2A3, CME Term SOFR 1 month Index + 0.4345%, 4.757% 8/25/2036 (d)		2,802,045	1,772,621
Westlake Automobile Receivables Trust Series 2023-2A Class D, 7.01% 11/15/2028 (b)		475,000	485,888
Westlake Automobile Receivables Trust Series 2024-3A Class A3, 4.71% 4/17/2028 (b)		3,000,000	3,011,112
TOTAL UNITED STATES			195,833,141
TOTAL ASSET-BACKED SECURITIES (Cost $308,097,807)			310,906,283

Collateralized Mortgage Obligations - 0.2%
		Principal Amount (a)	Value ($)
IRELAND - 0.0%
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.004% 1/24/2063 (b)(d)	EUR	3,353,929	3,919,901
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.026% 5/26/2066 (b)(c)(d)	EUR	1,233,336	1,442,863
UNITED STATES - 0.2%
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (b)		439,404	441,317
Alternative Loan Trust Series 2005-56 Class 1A1, CME Term SOFR 1 month Index + 1.46%, 5.897% 11/25/2035 (c)(d)		5,353,419	4,992,118
Atlx Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (b)		3,711,656	3,608,393
Bear Stearns Trust Series 2006-1 Class 21A2, 4.5054% 2/25/2036 (c)		3,751,027	2,655,728
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (b)		2,794,891	2,519,664
Cim Tr 2023-R3 Series 2023-R3 Class A1A, 4.5% 1/25/2063 (b)		481,733	458,778
Citimortgage Alternative Loan Trust Series 2007-A7 Class 2A1, CME Term SOFR 1 month Index + 0.5145%, 4.837% 7/25/2037 (c)(d)		2,579,912	2,050,290
CSMC Trust Series 2017-RPL3 Class B1, 4.4219% 8/1/2057 (b)(c)		616,364	603,978
EFMT Series 2025-CES1 Class A1A, 5.726% 1/25/2060 (b)		1,853,506	1,881,612
EFMT Trust Series 2025-CES2 Class A1A, 5.655% 2/25/2060 (b)		1,877,440	1,893,354
Fannie Mae Guaranteed REMIC Series 2025-68 Class FA, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 8/25/2055 (c)(d)		4,931,944	4,940,207
Fannie Mae Guaranteed REMIC Series 2025-70 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7474% 9/25/2055 (c)(d)		7,200,000	7,228,449
Fannie Mae Guaranteed REMIC Series 2025-74 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4864% 9/25/2055 (c)(d)		7,900,000	7,916,438
Fannie Mae Guaranteed REMIC Series 2025-78 Class KF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.49% 9/25/2055 (c)(d)		7,200,000	7,214,750
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 11/25/2054 (c)(d)		518,702	516,509
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 12/25/2054 (c)(d)		1,560,713	1,562,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5482 Class FA, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 12/25/2054 (c)(d)		1,012,535	1,017,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5484 Class FD, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 12/25/2054 (c)(d)		4,198,019	4,203,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 5.2884% 11/25/2054 (c)(d)		3,693,018	3,685,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class FH, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 3/25/2055 (c)(d)		2,401,844	2,400,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5521 Class AF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 3/25/2055 (c)(d)		4,840,684	4,847,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5549 Class BF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (c)(d)		864,283	866,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5557 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 7/25/2055 (c)(d)		491,340	491,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5565 Class FC, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 8/25/2055 (c)(d)		4,366,525	4,379,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FA, U.S. 30-Day Avg. SOFR Index + 0.95%, 5.2864% 9/25/2055 (c)(d)		6,200,000	6,215,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FC, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4116% 9/25/2055 (c)(d)		10,700,000	10,708,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FE, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4474% 9/25/2055 (c)(d)		5,000,000	5,004,022
Ginnie Mae Series 2025-124 Class HF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.495% 7/20/2055 (c)(d)		1,568,843	1,574,490
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 3A1, 5.6218% 10/25/2045 (c)		8,084,192	6,143,836
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 4A1A, CME Term SOFR 1 month Index + 0.7345%, 5.057% 10/25/2045 (d)		1,267,258	1,177,878
HarborView Mortgage Loan Trust 2004-5 Series 2005-9 Class 2A1A, CME Term SOFR 1 month Index + 0.7945%, 5.1349% 6/20/2035 (c)(d)		473,217	432,029
HarborView Mortgage Loan Trust 2006-7 Series 2006-7 Class 2A1A, CME Term SOFR 1 month Index + 0.4%, 4.8677% 9/19/2046 (c)(d)		3,560,443	3,384,765
Indymac Imsc Mtg Ln Trust Series 2007-AR1 Class 2A1, 3.8468% 6/25/2037 (c)		916,788	560,267
JP Morgan Mortgage Trust Series 2024-10 Class A11, 5.5984% 3/25/2055 (b)(c)		2,205,036	2,202,331
JP Morgan Resecuritization Trust Series 2014-6 Class 1A2, CME Term SOFR 1 month Index + 0.3245%, 3.2393% 7/27/2036 (b)(c)(d)		5,088,708	4,528,856
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A4, 4.4081% 1/25/2063 (b)(c)		1,821,040	1,789,147
Lehman XS Trust Series 2005-6 Series 2005-7N Class 1A1A, CME Term SOFR 1 month Index + 0.6545%, 4.977% 12/25/2035 (d)		2,551,204	2,385,265
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 Class 1A1, 12 month Average U.S. Treasury Maturity + 0.8%, 5.0218% 12/25/2046 (c)(d)		504,063	375,582
Mill City Mortgage Loan Trust Series 2017-1 Class M3, 3.25% 11/25/2058 (b)		4,560,000	4,402,789
Morgan Stanley Mortgage Loan Trust Series 2005-9AR Class 1A, CME Term SOFR 1 month Index + 0.4045%, 4.727% 12/25/2035 (c)(d)		1,174,800	860,115
Morgan Stanley Resecuritization Trust Series 2015-R6 Class 1A2, CME Term SOFR 1 month Index + 0.3745%, 4.0861% 7/26/2045 (b)(d)		2,427,813	2,395,949
Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 Class A1, 5.044% 7/25/2069 (b)(c)		2,269,088	2,260,944
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064		2,797,951	2,722,958
Nymt Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (b)		1,829,442	1,832,574
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(e)		532,116	533,462
PRET LLC Series 2024-NPL8 Class A1, 5.9632% 11/25/2054 (b)		3,960,079	3,961,477
Prpm 2025-Rpl2 LLC Series 2025-RPL2 Class A1, 3.75% 4/25/2055 (b)		1,925,120	1,858,249
PRPM LLC Series 2024-7 Class A1, 5.87% 11/25/2029 (b)(c)		2,445,570	2,445,672
PRPM LLC Series 2024-8 Class A1, 5.897% 12/25/2029 (b)		3,561,358	3,562,460
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (b)		2,836,896	2,778,202
RALI Series 2006-QS14 Trust Series 2006-QS14 Class A1, 6.5% 11/25/2036		671,543	567,628
RCKT Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (b)		4,193,789	4,213,840
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.3967% 11/25/2063 (b)(c)		1,044,238	1,038,741
Structured Asset Mortgage Investments II Trust Series 2006-AR3 Class 12A1, CME Term SOFR 1 month Index + 0.5545%, 4.877% 5/25/2036 (c)(d)		3,518,658	2,881,737
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.5501% 10/25/2064 (b)(c)		3,157,366	3,208,100
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (b)		3,051,570	3,080,370
Verus Securitization Trust Series 2024-8 Class A1, 5.364% 10/25/2069 (b)(c)		859,285	863,222
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (b)(c)		1,700,608	1,709,824
WaMu Mortgage MSC Pass Through Certificates Series 2005-3 Class 1CB1, 5.5% 5/25/2035		1,093,557	992,170
WaMu Mortgage Pass-Through Certificates Series 2007-OA1 Trust Series 2007-OA1 Class A1A, 12 month Average U.S. Treasury Maturity + 0.7%, 4.9218% 2/25/2047 (c)(d)		1,815,101	1,647,987
TOTAL UNITED STATES			168,678,440
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $172,567,736)			174,041,204

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-Q034 Class APT2, 2.8708% 7/25/2054 (c) (Cost $2,844,537)	2,971,370	2,900,652

Common Stocks - 81.3%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	51,906	4,128,084
Financials - 0.0%
Capital Markets - 0.0%
Coinshares International Ltd	618,970	6,579,152
TOTAL BAILIWICK OF JERSEY		10,707,236
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (f)	40,328	473,451
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	26,900	6,289,341
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA (g)	73,903	1,146,236
TOTAL BELGIUM		7,909,028
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Hamilton Insurance Group Ltd Class B (f)	170,305	4,060,071
RenaissanceRe Holdings Ltd	150,109	36,474,986

TOTAL BERMUDA		40,535,057
BRAZIL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (f)	713	1,763,185
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (f)	364,302	5,391,670
Capital Markets - 0.0%
XP Inc Class A	129,811	2,354,771
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	165,314	1,481,213
StoneCo Ltd Class A (f)	105,930	1,744,668
		3,225,881
TOTAL FINANCIALS		10,972,322

Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	13,063	1,311,786
TOTAL BRAZIL		14,047,293
CANADA - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	48,900	3,096,685
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (United States) (f)(g)	938,536	12,182,198
TOTAL CONSUMER DISCRETIONARY		15,278,883

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	28,500	1,444,559
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Athabasca Oil Corp (f)	1,033,200	4,528,972
Cameco Corp (United States)	189,573	14,671,054
Imperial Oil Ltd (g)	90,000	8,166,746
MEG Energy Corp	347,000	7,137,838
Meren Energy Inc	592,700	768,199
South Bow Corp	43,000	1,191,670
Whitecap Resources Inc (g)	602,402	4,535,506
Whitecap Resources Inc (OTC) (g)	1,183,116	8,908,863
		49,908,848
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	70,795	4,259,027
Brookfield Corp Class A (United States)	984,709	64,715,076
		68,974,103
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (g)	6,152	404,986
Fairfax Financial Holdings Ltd Subordinate Voting Shares	3,721	6,405,967
		6,810,953
TOTAL FINANCIALS		75,785,056

Health Care - 0.0%
Biotechnology - 0.0%
Repare Therapeutics Inc (f)	7,699	12,857
Xenon Pharmaceuticals Inc (f)(g)	51,800	2,005,178
		2,018,035
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian National Railway Co (United States) (g)	198,857	19,245,380
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	7,424	244,992
TOTAL INDUSTRIALS		19,490,372

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (f)(g)	123,262	24,005,275
IT Services - 0.0%
Shopify Inc Class A (United States) (f)	282,123	39,858,337
Software - 0.2%
Constellation Software Inc/Canada (OTC)	2,640	8,744,432
D-Wave Quantum Inc (f)(g)	30,736	480,096
Descartes Systems Group Inc/The (United States) (f)	353,996	35,381,901
		44,606,429
TOTAL INFORMATION TECHNOLOGY		108,470,041

Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	13,383	771,128
Metals & Mining - 0.1%
Franco-Nevada Corp (United States) (g)	147,434	27,769,194
Ssr Mining Inc (United States) (f)	328,505	6,343,432
		34,112,626
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd (United States) (g)	201,147	14,665,628
TOTAL MATERIALS		49,549,382

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (f)	1,838,559	9,891,447
Real Matters Inc (f)	8,867	41,386
Real Matters Inc (OTC) (f)	201,619	941,041
		10,873,874
Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States)	6,080	244,538
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	725	24,432
TOTAL UTILITIES		268,970

TOTAL CANADA		333,088,020
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc Class A ADR (f)	14,136	1,347,161
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	6,525	880,874
Prosus NV Class N	34,900	2,158,897
		3,039,771
Hotels, Restaurants & Leisure - 0.0%
Yum China Holdings Inc	72,505	3,242,424
Household Durables - 0.0%
Midea Group Co Ltd H Shares	364,537	3,822,834
TOTAL CONSUMER DISCRETIONARY		10,105,029

Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (f)	73,000	22,341,650
Information Technology - 0.0%
IT Services - 0.0%
GDS Holdings Ltd A Shares (f)	2,228,278	9,655,098
Vnet Group Inc Class A ADR (f)	315,057	2,728,394
		12,383,492
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (f)(g)	375,654	1,701,712
TOTAL INFORMATION TECHNOLOGY		14,085,204

TOTAL CHINA		47,879,044
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (f)(g)	100,134	4,132,530
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (f)	35,374	6,872,107
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	333,962	18,855,495
TOTAL DENMARK		25,727,602
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (f)	71,517	2,812,048
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (f)	278,879	6,924,566
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA	66,739	5,997,487
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	9,600	1,964,309
TOTAL FRANCE		14,886,362
GERMANY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom AG	157,500	5,763,715
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Schaeffler AG Class Registered	693,832	4,797,230
Specialty Retail - 0.0%
LuxExperience BV ADR (f)(g)	1,138,547	10,565,716
TOTAL CONSUMER DISCRETIONARY		15,362,946

Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (f)	18,000	1,800,000
Health Care Equipment & Supplies - 0.0%
Eckert & Ziegler SE	172,041	3,475,946
TOTAL HEALTH CARE		5,275,946

Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	58,986	16,053,631
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc	55,800	185,814
TOTAL GERMANY		42,642,052
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	27,960	1,650,479
Patria Investments Ltd Class A (g)	12,678	171,660
		1,822,139
Insurance - 0.0%
Accelerant Holdings Class A (f)(g)	52,882	1,060,284
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,882,423
GREECE - 0.0%
Financials - 0.0%
Banks - 0.0%
Eurobank Ergasias Services and Holdings SA	1,300,668	4,780,039
Piraeus Financial Holdings SA	395,510	3,060,858
		7,840,897
Industrials - 0.0%
Marine Transportation - 0.0%
Star Bulk Carriers Corp (g)	467,139	8,712,142
TOTAL GREECE		16,553,039
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	3,688	178,167
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (f)(g)	224,159	5,933,489
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar ADR	33,120	2,356,819
IRELAND - 0.1%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	332,211	2,697,256
Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	262,213	68,167,514
TOTAL IRELAND		70,864,770
ISRAEL - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (f)	96,667	322,868
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (f)	600	8,406
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	39,951	1,773,824
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Tower Semiconductor Ltd (United States) (f)	134,839	7,931,230
Software - 0.1%
Cellebrite DI Ltd (f)	1,197,939	19,646,200
Nice Ltd ADR (f)(g)	39,120	5,529,612
SimilarWeb Ltd (f)	837,257	8,699,100
		33,874,912
TOTAL INFORMATION TECHNOLOGY		41,806,142

TOTAL ISRAEL		43,911,240
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (g)	752,864	6,354,172
Industrials - 0.0%
Aerospace & Defense - 0.0%
Leonardo SpA	37,756	2,144,859
TOTAL ITALY		8,499,031
JAPAN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Musashi Seimitsu Industry Co Ltd (g)	204,813	4,513,977
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chugai Pharmaceutical Co Ltd ADR	436,825	9,562,099
Industrials - 0.0%
Building Products - 0.0%
Daikin Industries Ltd ADR	313,849	3,916,835
TOTAL JAPAN		17,992,911
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (f)	476,053	13,605,595
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	55,740	10,635,471
TOTAL KOREA (SOUTH)		24,241,066
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	21,212	2,038,261
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	168,203	8,477,431
NETHERLANDS - 0.4%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (f)	15,056	10,722,883
Merus NV (f)	63,747	4,197,102
Newamsterdam Pharma Co NV (f)(g)	100,253	2,411,085
		17,331,070
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	110,282	81,897,619
NXP Semiconductors NV	731,764	171,854,776
		253,752,395
TOTAL NETHERLANDS		271,083,465
NORWAY - 0.0%
Information Technology - 0.0%
Software - 0.0%
Opera Ltd ADR	640,925	10,415,031
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
MTL Instruments Ltd Class E	6,362	293,479
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	49,900	969,075
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	669,980	14,893,656
Popular Inc	89,045	11,187,614
		26,081,270
Financial Services - 0.0%
EVERTEC Inc	198,324	7,076,200
TOTAL PUERTO RICO		33,157,470
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (f)(g)	107,179	1,676,279
Industrials - 0.0%
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (f)	537,320	2,681,227
TOTAL SINGAPORE		4,357,506
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(h)	6,665	236,962
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	535,500	5,114,049
TOTAL SPAIN		5,351,011
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	240,579	29,848,637
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (f)(g)	97,414	1,823,590
TOTAL SWEDEN		31,672,227
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	815,243	10,590,007
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Lonza Group AG ADR	92,157	6,528,402
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	16,609	204,124
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	218,679	45,157,214
TOTAL SWITZERLAND		62,479,747
TAIWAN - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Chroma ATE Inc	96,000	1,818,473
Delta Electronics Inc	238,000	5,482,988
		7,301,461
Semiconductors & Semiconductor Equipment - 0.2%
Jentech Precision Industrial Co Ltd	32,000	2,168,295
Taiwan Semiconductor Manufacturing Co Ltd ADR	540,189	124,713,434
		126,881,729
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	29,000	946,695
TOTAL TAIWAN		135,129,885
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (f)	95,491	31,635,213
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Zegona Communications plc (f)	72,700	1,149,657
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (f)	31,135	9,563,738
Genius Sports Ltd Class A (f)	1,950,326	24,944,670
Soho House & Co Inc Class A (f)	4,400	38,852
		34,547,260
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo PLC	28,300	784,868
Food Products - 0.1%
Nomad Foods Ltd	1,038,799	16,142,936
Personal Care Products - 0.1%
Unilever PLC ADR	349,683	22,099,967
Tobacco - 0.0%
British American Tobacco PLC ADR	47,281	2,689,816
TOTAL CONSUMER STAPLES		41,717,587

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	551,015	20,255,311
Financials - 0.0%
Capital Markets - 0.0%
London Stock Exchange Group PLC	18,203	2,255,954
Marex Group PLC	107,273	3,793,174
		6,049,128
Insurance - 0.0%
Fidelis Insurance Holdings Ltd	34,409	601,469
Hiscox Ltd	176,484	3,112,892
		3,714,361
TOTAL FINANCIALS		9,763,489

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC ADR (g)	337,782	12,649,936
Pharmaceuticals - 0.0%
Astrazeneca PLC ADR	140,849	11,253,835
Verona Pharma PLC ADR (f)	47,329	5,012,614
		16,266,449
TOTAL HEALTH CARE		28,916,385

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC ADR	458,175	11,312,341
Machinery - 0.0%
Luxfer Holdings PLC	6,180	82,935
TOTAL INDUSTRIALS		11,395,276

TOTAL UNITED KINGDOM		147,744,965
UNITED STATES - 79.5%
Communication Services - 7.6%
Diversified Telecommunication Services - 0.7%
Anterix Inc (f)	400	9,496
AST SpaceMobile Inc Class A (f)(g)	3,479	170,262
AT&T Inc	14,568,123	426,700,323
Atn International Inc	27,604	469,268
Bandwidth Inc Class A (f)	346,201	5,193,015
Frontier Communications Parent Inc (f)	81,063	3,005,816
GCI Liberty Inc/DEL Class A (f)(i)	105,502	1
Globalstar Inc (f)	16,100	481,873
IDT Corp Class B	4,100	262,687
Lumen Technologies Inc (f)	48,100	239,057
Verizon Communications Inc	2,828,424	125,101,194
		561,632,992
Entertainment - 1.5%
Cinemark Holdings Inc (g)	12,800	330,240
CuriosityStream Inc Class A	2,000	9,160
Electronic Arts Inc	208,892	35,918,979
Eventbrite Inc Class A (f)	284,600	754,190
Liberty Media Corp-Liberty Formula One Class C (f)	19,500	1,948,050
Lionsgate Studios Corp (g)	48,167	309,714
Live Nation Entertainment Inc (f)	33,300	5,544,117
Madison Square Garden Entertainment Corp Class A (f)	1,600	65,136
Madison Square Garden Sports Corp Class A (f)	690	136,510
Marcus Corp/The	61,919	956,029
Netflix Inc (f)	494,683	597,700,736
Playstudios Inc Class A (f)	13,935	13,470
Playtika Holding Corp	69,419	257,544
ROBLOX Corp Class A (f)	55,745	6,945,270
Roku Inc Class A (f)	69,564	6,717,100
Skillz Inc Class A (f)	2,092	18,451
Spotify Technology SA (f)	34,772	23,710,331
Take-Two Interactive Software Inc (f)	39,162	9,135,320
TKO Group Holdings Inc Class A	138,033	26,165,535
Walt Disney Co/The	3,593,961	425,453,103
Warner Bros Discovery Inc (f)	433,000	5,040,120
Warner Music Group Corp Class A	1,619,787	54,019,896
		1,201,149,001
Interactive Media & Services - 4.8%
Alphabet Inc Class A	4,775,477	1,016,746,808
Alphabet Inc Class C	5,393,361	1,151,644,374
EverQuote Inc Class A (f)	80,640	1,874,880
fuboTV Inc (f)(g)	700	2,470
Match Group Inc	346,461	12,936,854
MediaAlpha Inc Class A (f)	37,439	395,730
Meta Platforms Inc Class A	2,318,405	1,712,605,774
Nextdoor Holdings Inc Class A (f)	343,814	704,819
QuinStreet Inc (f)	133,301	2,090,160
Reddit Inc Class A (f)	36,288	8,167,703
Shutterstock Inc	23,977	501,839
TripAdvisor Inc Class A (g)	350,864	6,112,051
TrueCar Inc (f)	499	1,097
Yelp Inc Class A (f)(g)	279,261	8,830,233
ZipRecruiter Inc Class A (f)(g)	165,033	825,165
		3,923,439,957
Media - 0.4%
Altice USA Inc Class A (f)(g)	5,790	13,549
AMC Networks Inc Class A (f)	12,500	88,250
Cable One Inc (g)	2,500	403,700
Charter Communications Inc Class A (f)	274,287	72,845,141
Comcast Corp Class A	2,945,791	100,068,520
DoubleVerify Holdings Inc (f)	76,255	1,240,669
EchoStar Corp Class A (f)	7,871	486,349
EW Scripps Co/The Class A (f)	60,200	179,998
Fox Corp Class A	472,100	28,184,370
Fox Corp Class B	263,798	14,390,181
Gannett Co Inc (f)	167,200	687,192
iHeartMedia Inc Class A (f)	12,300	26,199
Integral Ad Science Holding Corp (f)	15,928	143,193
Interpublic Group of Cos Inc/The	60,995	1,637,106
Liberty Broadband Corp Class C (f)	903	54,957
Magnite Inc (f)	20,292	526,577
New York Times Co/The Class A	612,046	36,624,833
News Corp Class A	308,855	9,083,426
News Corp Class B (g)	33,388	1,130,851
Nexstar Media Group Inc (g)	105,059	21,487,717
NIQ Global Intelligence Plc (g)	50,810	865,802
Omnicom Group Inc	51,035	3,997,572
Paramount Skydance Corp Class B	179,316	2,635,945
PubMatic Inc Class A (f)	2,200	19,074
Scholastic Corp	4,488	115,162
Sinclair Inc Class A (g)	3,187	46,116
Sirius XM Holdings Inc (g)	298,913	7,066,303
TechTarget Inc	4,189	24,715
TEGNA Inc (g)	651,923	13,820,768
Thryv Holdings Inc (f)(g)	18,844	242,334
Trade Desk Inc (The) Class A (f)	192,100	10,500,186
WideOpenWest Inc (f)	22,400	114,016
		328,750,771
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc	1,800	96,894
Gogo Inc (f)(g)	791,436	8,689,967
T-Mobile US Inc	886,641	223,424,666
Telephone and Data Systems Inc	13,600	545,224
		232,756,751
TOTAL COMMUNICATION SERVICES		6,247,729,472

Consumer Discretionary - 8.8%
Automobile Components - 0.2%
Adient PLC (f)	262,546	6,511,141
American Axle & Manufacturing Holdings Inc (f)(g)	157,667	917,622
BorgWarner Inc	1,015,454	43,420,813
Cooper-Standard Holdings Inc (f)	22,100	813,722
Dana Inc	73,842	1,488,655
Fox Factory Holding Corp (f)	5,766	166,810
Gentex Corp	612,651	17,160,355
Gentherm Inc (f)	500	18,384
Goodyear Tire & Rubber Co/The (f)	700,337	5,938,858
Lear Corp	86,510	9,516,100
Modine Manufacturing Co (f)(g)	318,049	43,296,010
Motorcar Parts of America Inc (f)	42,109	627,424
Phinia Inc	164,874	9,641,832
QuantumScape Corp Class A (f)(g)	46,616	369,665
Standard Motor Products Inc	29,833	1,157,819
Stoneridge Inc (f)	26,641	221,120
		141,266,330
Automobiles - 1.1%
Ford Motor Co	2,804,900	33,013,673
General Motors Co	1,335,330	78,236,985
Harley-Davidson Inc (g)	358,600	10,442,432
Tesla Inc (f)	2,315,157	772,961,468
Thor Industries Inc	1,093	119,792
Winnebago Industries Inc	22,762	818,977
		895,593,327
Broadline Retail - 3.1%
Amazon.com Inc (f)	10,839,740	2,482,300,461
Dillard's Inc Class A	1,145	610,148
eBay Inc	760,741	68,930,742
Etsy Inc (f)	62,814	3,329,770
Macy's Inc (g)	499,536	6,608,861
		2,561,779,982
Distributors - 0.1%
Genuine Parts Co	54,528	7,597,386
LKQ Corp	632,983	20,647,905
Pool Corp	134,515	41,795,156
		70,040,447
Diversified Consumer Services - 0.2%
ADT Inc	4,316,928	37,600,444
Bright Horizons Family Solutions Inc (f)	160,753	18,975,284
Coursera Inc (f)	190,511	2,190,877
Duolingo Inc Class A (f)	14,142	4,212,336
Frontdoor Inc (f)	152,771	9,280,838
Grand Canyon Education Inc (f)	95,567	19,263,440
H&R Block Inc	45,024	2,266,958
Laureate Education Inc (f)	634,676	17,440,896
Lincoln Educational Services Corp (f)	419,088	7,883,045
Service Corp International/US	337,045	26,710,816
Strategic Education Inc	1,874	152,450
Stride Inc (f)	98,929	16,144,224
Universal Technical Institute Inc (f)	9,938	264,251
		162,385,859
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (f)	566,431	73,936,238
Aramark	2,497	97,658
Bloomin' Brands Inc	174,200	1,280,370
Booking Holdings Inc	28,720	160,804,716
Brinker International Inc (f)	60,900	9,499,182
Caesars Entertainment Inc (f)	123,376	3,302,776
Carnival Corp (f)	230,414	7,347,902
Chipotle Mexican Grill Inc (f)	3,489,359	147,041,588
Churchill Downs Inc	200,536	20,801,599
Cracker Barrel Old Country Store Inc (g)	103,682	6,202,257
Darden Restaurants Inc	44,836	9,278,362
Domino's Pizza Inc	40,525	18,572,608
DoorDash Inc Class A (f)	196,714	48,244,109
DraftKings Inc Class A (f)	493,073	23,657,643
Dutch Bros Inc Class A (f)	82,528	5,927,986
Expedia Group Inc Class A	163,956	35,217,749
Hilton Worldwide Holdings Inc (g)	663,365	183,128,542
Hyatt Hotels Corp Class A (g)	129,458	18,678,200
Kura Sushi USA Inc Class A (f)(g)	109,412	9,278,685
Las Vegas Sands Corp	540,954	31,175,179
Life Time Group Holdings Inc (f)	168,644	4,708,540
Light & Wonder Inc Class A (f)	667	61,676
Lindblad Expeditions Holdings Inc (f)	25,268	368,407
Marriott International Inc/MD Class A1	86,882	23,272,213
McDonald's Corp	783,860	245,771,464
MGM Resorts International (f)	288,950	11,468,426
Monarch Casino & Resort Inc	32,351	3,375,180
Nathan's Famous Inc	5,437	569,254
Norwegian Cruise Line Holdings Ltd (f)	138,804	3,447,891
Penn Entertainment Inc (f)	7,378	149,257
Planet Fitness Inc Class A (f)	10,433	1,093,378
Potbelly Corp (f)(g)	827,328	10,705,624
Pursuit Attractions and Hospitality Inc (f)	156,425	5,834,653
Red Robin Gourmet Burgers Inc (f)	21,895	141,880
Red Rock Resorts Inc Class A	3,595	222,423
Royal Caribbean Cruises Ltd	250,886	91,126,813
Rush Street Interactive Inc Class A (f)	258,287	5,759,800
Shake Shack Inc Class A (f)	9,907	1,050,142
Sportradar Holding AG Class A (f)	96,195	2,976,273
Starbucks Corp	323,293	28,511,210
Sweetgreen Inc Class A (f)(g)	256,517	2,334,305
Texas Roadhouse Inc	84,581	14,594,452
Travel + Leisure Co	246,300	15,568,623
United Parks & Resorts Inc (f)(g)	233,185	12,260,867
Vail Resorts Inc (g)	82,054	13,440,445
Wingstop Inc (g)	60,832	19,960,196
Wyndham Hotels & Resorts Inc (g)	23,500	2,035,335
Wynn Resorts Ltd	40,000	5,070,000
Yum! Brands Inc	868,493	127,642,416
		1,466,994,492
Household Durables - 0.3%
Cavco Industries Inc (f)	15,614	8,283,071
Century Communities Inc	18,182	1,197,830
Champion Homes Inc (f)	184,543	13,925,615
Cricut Inc Class A	949	5,409
DR Horton Inc	51,100	8,660,428
Flexsteel Industries Inc	100	4,637
Garmin Ltd	10,508	2,541,045
Installed Building Products Inc (g)	45,257	11,849,188
Leggett & Platt Inc (g)	246,835	2,372,084
Lennar Corp Class A	8,901	1,185,079
LGI Homes Inc (f)(g)	98,360	6,089,468
M/I Homes Inc (f)	30,253	4,455,057
Mohawk Industries Inc (f)	4,900	650,181
Newell Brands Inc (g)	971,993	5,754,199
NVR Inc (f)	5,270	42,780,016
PulteGroup Inc	285,900	37,744,518
SharkNinja Inc (f)(g)	119,747	14,005,609
Somnigroup International Inc	24,900	2,090,355
Sonos Inc (f)	11,160	155,347
Taylor Morrison Home Corp (f)	13,434	905,049
Toll Brothers Inc	254,857	35,425,123
TopBuild Corp (f)	68,927	29,001,725
Tri Pointe Homes Inc (f)(g)	205,427	7,257,736
Universal Electronics Inc (f)	482	2,339
Whirlpool Corp (g)	74,800	6,967,620
		243,308,728
Leisure Products - 0.0%
Brunswick Corp/DE (g)	145,548	9,255,397
Hasbro Inc	137,465	11,158,034
JAKKS Pacific Inc	1,027	18,250
MasterCraft Boat Holdings Inc (f)	21,722	476,581
Mattel Inc (f)	567,990	10,394,217
Peloton Interactive Inc Class A (f)	882,128	6,704,173
		38,006,652
Specialty Retail - 1.8%
Abercrombie & Fitch Co Class A (f)	4,006	374,681
Academy Sports & Outdoors Inc	513,429	27,494,123
American Eagle Outfitters Inc	468,497	6,062,351
Asbury Automotive Group Inc (f)(g)	35,815	9,008,905
AutoNation Inc (f)	110,633	24,237,478
AutoZone Inc (f)	9,950	41,775,374
BARK Inc (f)	27,159	24,506
Bath & Body Works Inc	701,548	20,492,217
Best Buy Co Inc	232,746	17,139,415
Boot Barn Holdings Inc (f)	13,093	2,327,543
Buckle Inc/The	63,856	3,613,611
Burlington Stores Inc (f)	576,358	167,535,743
Camping World Holdings Inc Class A	6,916	121,099
CarMax Inc (f)	108,150	6,635,003
Carparts Com Inc (f)	50,611	41,516
Carvana Co Class A (f)	68,439	25,453,833
Chewy Inc Class A (f)	23,142	947,896
Dick's Sporting Goods Inc	57,200	12,172,160
Duluth Holdings Inc Class B (f)	257	583
Five Below Inc (f)	17,513	2,541,136
Floor & Decor Holdings Inc Class A (f)	41,339	3,386,491
Foot Locker Inc (f)(g)	15,153	374,279
GameStop Corp Class A (f)(g)	33,354	747,463
Gap Inc/The	531,850	11,706,019
Group 1 Automotive Inc	22,989	10,684,827
Home Depot Inc/The	764,202	310,854,448
Lithia Motors Inc Class A (g)	84,780	28,543,730
LL Flooring Holdings Inc (f)(i)	7,900	0
Lowe's Cos Inc	1,324,562	341,816,470
MarineMax Inc (f)	211,900	5,583,565
Monro Inc (g)	58,860	975,899
Murphy USA Inc	83,043	31,265,690
National Vision Holdings Inc (f)	280,029	6,423,865
O'Reilly Automotive Inc (f)	795,889	82,517,772
ODP Corp/The (f)	5,400	109,404
Penske Automotive Group Inc (g)	101,606	18,737,162
Petco Health & Wellness Co Inc Class A (f)	127,776	509,826
RealReal Inc/The (f)(g)	82,300	627,949
Restoration Hardware Inc (f)(g)	4,596	1,037,179
Revolve Group Inc Class A (f)	668,128	14,946,023
Ross Stores Inc	306,878	45,160,166
Sally Beauty Holdings Inc (f)	247,200	3,426,192
Signet Jewelers Ltd (g)	78,967	6,953,044
Sleep Number Corp (f)(g)	1,799	18,943
Sportsman's Warehouse Holdings Inc (f)	459,164	1,230,560
Stitch Fix Inc Class A (f)(g)	99,534	526,535
TJX Cos Inc/The	649,058	88,667,813
Tractor Supply Co	56,800	3,507,968
Ulta Beauty Inc (f)	41,727	20,560,145
Upbound Group Inc (g)	25,714	653,393
Urban Outfitters Inc (f)	24,183	1,622,196
Victoria's Secret & Co (f)	29,555	680,356
Warby Parker Inc Class A (f)	384,659	10,078,066
Wayfair Inc Class A (f)	27,706	2,066,868
Williams-Sonoma Inc	108,700	20,456,253
Winmark Corp	90	41,746
Zumiez Inc (f)(g)	43,308	744,465
		1,445,241,943
Textiles, Apparel & Luxury Goods - 0.2%
Carter's Inc (g)	9,100	259,896
Crocs Inc (f)(g)	174,542	15,220,062
Deckers Outdoor Corp (f)	9,800	1,172,374
G-III Apparel Group Ltd (f)	72,799	1,965,573
Hanesbrands Inc (f)	33,123	209,006
Kontoor Brands Inc	107,644	8,315,499
Levi Strauss & Co Class A	5,990	133,996
Lululemon Athletica Inc (f)	99,889	20,197,556
Movado Group Inc	3,300	60,291
NIKE Inc Class B	338,840	26,216,052
PVH Corp	119,800	10,101,536
Ralph Lauren Corp Class A	61,804	18,351,462
Rocky Brands Inc	81,122	2,468,542
Samsonite Group SA (b)(h)	1,890,414	4,117,661
Skechers USA Inc Class A (f)	23,752	1,498,276
Tapestry Inc	230,643	23,484,070
VF Corp	133,368	2,017,858
Wolverine World Wide Inc	441,103	14,088,830
		149,878,540
TOTAL CONSUMER DISCRETIONARY		7,174,496,300

Consumer Staples - 3.8%
Beverages - 1.1%
Boston Beer Co Inc/The Class A (f)	7,929	1,753,023
Brown-Forman Corp Class A (g)	28,978	879,482
Brown-Forman Corp Class B (g)	453,053	13,564,407
Celsius Holdings Inc (f)	191,338	12,031,333
Coca-Cola Co/The	4,246,972	292,998,599
Coca-Cola Consolidated Inc	172,973	20,279,355
Constellation Brands Inc Class A	10,547	1,707,981
Keurig Dr Pepper Inc	4,622,971	134,482,226
Molson Coors Beverage Co Class B (g)	534,843	27,004,223
Monster Beverage Corp (f)	987,115	61,605,847
National Beverage Corp (f)	67,641	2,844,304
PepsiCo Inc	1,816,432	270,012,617
Primo Brands Corp Class A	674,233	16,929,991
Vita Coco Co Inc/The (f)	113,264	4,048,055
Zevia PBC Class A (f)	1,900	5,320
		860,146,763
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	1,353,017	26,329,711
Andersons Inc/The	8,600	351,740
BJ's Wholesale Club Holdings Inc (f)(g)	441,889	43,163,718
Casey's General Stores Inc	6,387	3,158,499
Costco Wholesale Corp	328,536	309,914,580
Dollar General Corp	22,288	2,424,043
Dollar Tree Inc (f)	278,235	30,374,915
Ingles Markets Inc Class A (g)	110,888	7,506,009
Kroger Co/The	1,085,255	73,623,699
Maplebear Inc (f)	227,913	9,884,587
Performance Food Group Co (f)	288,347	29,238,386
PriceSmart Inc	116,817	12,529,791
Sprouts Farmers Market Inc (f)	63,312	8,897,868
Sysco Corp	310,000	24,945,700
Target Corp	168,600	16,182,228
United Natural Foods Inc (f)(g)	202,615	5,729,952
US Foods Holding Corp (f)	320,301	24,855,358
Walmart Inc	3,228,384	313,088,680
Weis Markets Inc (g)	31,671	2,269,227
		944,468,691
Food Products - 0.3%
BRC Inc Class A (f)(g)	50,600	78,430
Bunge Global SA	106,100	8,935,742
Cal-Maine Foods Inc	21,142	2,444,861
Calavo Growers Inc	35,115	960,395
Conagra Brands Inc	308,000	5,892,040
Darling Ingredients Inc (f)	20,598	699,508
Dole PLC (g)	348,558	5,130,774
Flowers Foods Inc (g)	335,754	5,049,740
Fresh Del Monte Produce Inc (g)	8,655	314,003
Freshpet Inc (f)	229,063	12,786,297
General Mills Inc	175,100	8,637,683
Hain Celestial Group Inc (f)	54,776	98,597
Hormel Foods Corp	61,100	1,554,384
Ingredion Inc	183,781	23,806,991
JM Smucker Co	98,700	10,907,337
Kellanova	5,400	429,300
Kraft Heinz Co/The	929,330	25,993,360
Lamb Weston Holdings Inc	46,489	2,674,512
Lifeway Foods Inc (f)	1,400	42,658
Limoneira Co	1,089	17,162
Mama's Creations Inc (f)(g)	1,166,412	9,307,968
Marzetti Company/The	97,895	17,875,627
Mondelez International Inc	1,805,845	110,951,117
Pilgrim's Pride Corp (g)	71,300	3,169,285
Seaboard Corp	5	19,846
Simply Good Foods Co/The (f)	311,773	8,926,061
The Campbell's Company (g)	234,800	7,497,164
Tootsie Roll Industries Inc Class A	34,788	1,398,825
Tyson Foods Inc Class A (g)	373,493	21,206,933
WK Kellogg Co (g)	118,800	2,722,896
		299,529,496
Household Products - 0.6%
Central Garden & Pet Co Class A (f)	28,707	948,192
Church & Dwight Co Inc	15,198	1,415,846
Clorox Co/The	107,964	12,761,345
Colgate-Palmolive Co	681,131	57,262,683
Energizer Holdings Inc (g)	319,500	8,805,420
Kimberly-Clark Corp	611,437	78,960,974
Procter & Gamble Co/The	1,817,791	285,465,899
WD-40 Co	70,054	15,134,466
		460,754,825
Personal Care Products - 0.1%
BellRing Brands Inc (f)	476,691	19,568,166
Coty Inc Class A (f)(g)	26,300	112,563
elf Beauty Inc (f)	380,465	47,558,125
Estee Lauder Cos Inc/The Class A	151,800	13,924,614
Herbalife Ltd (f)	195,157	1,908,635
Honest Co Inc/The (f)	4,114,444	16,293,198
Kenvue Inc	2,556,862	52,952,612
Medifast Inc (f)(g)	19,294	270,695
Nu Skin Enterprises Inc Class A (g)	399,069	4,856,670
Olaplex Holdings Inc (f)	1,867,103	2,669,957
Upexi Inc (f)(g)	301,677	2,181,125
USANA Health Sciences Inc (f)	22,179	707,732
		163,004,092
Tobacco - 0.5%
Altria Group Inc	1,998,766	134,337,063
Philip Morris International Inc	1,462,386	244,408,572
Turning Point Brands Inc (g)	56,136	5,585,532
		384,331,167
TOTAL CONSUMER STAPLES		3,112,235,034

Energy - 2.6%
Energy Equipment & Services - 0.3%
Archrock Inc	21,100	522,436
Aris Water Solutions Inc Class A	14,071	341,503
Baker Hughes Co Class A	3,002,502	136,313,592
Cactus Inc Class A	123,362	5,175,036
Halliburton Co	1,034,000	23,502,820
Liberty Energy Inc Class A	28,193	317,171
Oceaneering International Inc (f)(g)	34,381	838,896
Oil States International Inc (f)	92,200	516,320
Schlumberger NV	1,030,746	37,972,683
Solaris Energy Infrastructure Inc Class A (g)	349,073	11,027,216
TETRA Technologies Inc (f)	14,179	66,641
Tidewater Inc (f)	300	18,060
Transocean Ltd (f)(g)	609,233	1,845,976
Weatherford International PLC	89,806	5,721,091
		224,179,441
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Corp	356,300	6,338,577
Antero Resources Corp (f)	615,601	19,649,984
APA Corp	205,910	4,781,230
Berry Corp	62,900	210,086
California Resources Corp	106,553	5,293,553
Cheniere Energy Inc	113,137	27,358,789
Chevron Corp	1,019,180	163,680,308
Chord Energy Corp	37,244	4,092,743
Civitas Resources Inc	46,493	1,710,013
Clean Energy Fuels Corp (f)	261,709	688,295
CNX Resources Corp (f)(g)	205,500	6,000,600
Comstock Resources Inc (f)(g)	10,800	174,204
ConocoPhillips	1,233,307	122,060,394
Delek US Holdings Inc	304,443	8,436,116
Devon Energy Corp	51,400	1,855,540
Diamondback Energy Inc	176,964	26,325,165
Dorian LPG Ltd (g)	72,487	2,318,134
DT Midstream Inc	128,425	13,379,317
Energy Fuels Inc/Canada (United States) (f)(g)	27,213	314,582
EOG Resources Inc	1,811,285	226,084,594
EQT Corp	452,643	23,465,013
Expand Energy Corp	172,638	16,707,906
Exxon Mobil Corp	6,157,479	703,738,275
FutureFuel Corp	25,292	98,132
Green Plains Inc (f)	14,700	163,316
Gulfport Energy Corp (f)	3,632	632,077
HF Sinclair Corp	603,253	30,693,513
Kinder Morgan Inc	1,529,549	41,267,232
Magnolia Oil & Gas Corp Class A (g)	355,027	8,833,072
Marathon Petroleum Corp	209,814	37,705,674
Matador Resources Co	675,346	34,010,425
Murphy Oil Corp (g)	484,100	12,034,726
Northern Oil & Gas Inc (g)	244,237	6,389,240
Ovintiv Inc	381,186	16,055,554
Par Pacific Holdings Inc (f)	19,601	678,979
PBF Energy Inc Class A	20,285	554,186
Permian Resources Corp Class A	789,029	11,275,224
Phillips 66	228,691	30,548,544
Range Resources Corp	400,100	13,711,427
REX American Resources Corp (f)	28,537	1,785,560
Shell PLC ADR	429,206	31,709,739
SM Energy Co	367,900	10,503,545
Targa Resources Corp	251,115	42,127,052
Uranium Energy Corp (f)(g)	49,985	534,340
Valero Energy Corp	638,446	97,050,176
Williams Cos Inc/The	1,158,220	67,037,774
		1,880,062,925
TOTAL ENERGY		2,104,242,366

Financials - 12.8%
Banks - 3.8%
1st Source Corp	20,910	1,347,022
Amalgamated Financial Corp	6,124	176,922
Ameris Bancorp	11,757	861,553
Associated Banc-Corp	255,305	6,885,576
Axos Financial Inc (f)	118,692	10,825,897
Bancorp Inc/The (f)	116,889	8,911,617
Bank of America Corp	11,453,654	581,158,404
Bank OZK (g)	140,291	7,361,069
Bank7 Corp	3,615	179,340
BankUnited Inc (g)	975	38,210
Banner Corp	206,844	13,864,753
BOK Financial Corp	80	8,913
Brookline Bancorp Inc	971	10,632
Cadence Bank	249,936	9,407,591
Camden National Corp	6,790	277,643
Capitol Federal Financial Inc	34,315	222,361
Citigroup Inc	3,140,052	303,234,822
Citizens Financial Group Inc	996,601	52,102,300
Columbia Banking System Inc (g)	275,800	7,383,166
Comerica Inc	190,138	13,419,940
Commerce Bancshares Inc/MO	82,249	5,094,503
Community Trust Bancorp Inc	12,295	718,274
Community West Bancshares	12,881	274,623
Connectone Bancorp Inc	41,315	1,057,664
Cullen/Frost Bankers Inc	42,424	5,473,969
Customers Bancorp Inc (f)	16,610	1,190,771
Dime Community Bancshares Inc	4,690	144,264
East West Bancorp Inc	144,801	15,224,377
Eastern Bankshares Inc	8,246	141,089
Enterprise Financial Services Corp	12,896	789,751
Esquire Financial Holdings Inc (g)	13,630	1,337,103
Fifth Third Bancorp	3,975,749	181,970,032
First Busey Corp	6,895	170,307
First Business Financial Services Inc	5,976	312,664
First Citizens BancShares Inc/NC Class A	10,205	20,245,802
First Financial Bankshares Inc	80,911	3,007,462
First Foundation Inc (f)	1,462	8,698
First Hawaiian Inc	413,644	10,734,062
First Horizon Corp	1,375,856	31,094,346
First Interstate Bank of Calif	11,602	291,384
Flagstar Financial Inc (g)	437,553	5,609,429
Flushing Financial Corp	41,290	568,150
FNB Corp/PA	273,828	4,570,189
Hancock Whitney Corp	19,714	1,240,405
Harborone Northeast Bancorp Inc	69,433	892,908
Heritage Commerce Corp	25,350	261,866
HomeStreet Inc (f)	2,203	30,556
HomeTrust Bancshares Inc	5,547	229,424
Horizon Bancorp Inc/IN	55,556	936,674
Huntington Bancshares Inc/OH	1,827,171	32,541,916
Independent Bank Corp (g)	123,614	8,839,637
Independent Bank Corp/MI	29,571	972,590
JPMorgan Chase & Co	2,382,401	718,103,309
Kearny Financial Corp/MD	164,960	1,113,480
KeyCorp	1,721,007	33,318,696
Live Oak Bancshares Inc	7,500	290,175
M&T Bank Corp	58,843	11,866,279
Meridian Corp	6,612	104,073
Metropolitan Bank Holding Corp	15,056	1,195,296
Midland States Bancorp Inc	9,557	176,040
MVB Financial Corp	3,997	97,527
NB Bancorp Inc (g)	57,846	1,092,711
Nicolet Bankshares Inc	9,046	1,250,971
Northfield Bancorp Inc	205,859	2,439,429
Northwest Bancshares Inc	1,610	20,367
OceanFirst Financial Corp	160,353	2,948,892
Old National Bancorp/IN	650,430	14,888,343
Park National Corp	8,490	1,458,327
Pathward Financial Inc	78,678	6,252,541
Peoples Bancorp Inc/OH	4,251	131,526
Pinnacle Financial Partners Inc	200,265	19,469,763
PNC Financial Services Group Inc/The	204,346	42,389,534
Preferred Bank/Los Angeles CA	25,170	2,376,048
Prosperity Bancshares Inc	105,115	7,266,600
Provident Financial Services Inc	22,864	453,622
Regions Financial Corp (g)	1,567,304	42,928,457
Seacoast Banking Corp of Florida	291,792	9,077,649
ServisFirst Bancshares Inc	9,074	799,873
Southern First Bancshares Inc (f)	9,330	420,783
SouthState Corp	4,828	492,746
Synovus Financial Corp	148,966	7,688,135
Texas Capital Bancshares Inc (f)	82,865	7,173,623
Third Coast Bancshares Inc (f)	4,801	191,224
Tompkins Financial Corp	854	59,900
Truist Financial Corp	1,033,647	48,395,353
UMB Financial Corp	112,470	13,710,093
United Bankshares Inc/WV	29,240	1,121,062
United Community Banks Inc/GA	21,663	723,544
Unity Bancorp Inc	4,511	236,151
US Bancorp	2,193,107	107,089,415
Veritex Holdings Inc	400	13,740
Washington Trust Bancorp Inc	20,812	631,228
Webster Financial Corp	183,224	11,400,197
Wells Fargo & Co	6,621,036	544,116,738
WesBanco Inc	23,571	773,129
Westamerica BanCorp	54,016	2,701,340
Western Alliance Bancorp (g)	296,155	26,520,680
Wintrust Financial Corp	68,271	9,372,926
Zions Bancorp NA	369,232	21,419,148
		3,079,413,303
Capital Markets - 2.8%
Acadian Asset Management Inc	26,213	1,336,077
Affiliated Managers Group Inc	51,000	11,465,820
Ameriprise Financial Inc	227,922	117,336,525
Ares Management Corp Class A (g)	167,732	30,057,574
Artisan Partners Asset Management Inc Class A (g)	146,298	6,845,283
Bank of New York Mellon Corp/The	1,046,750	110,536,800
BGC Group Inc Class A	7,667	75,213
Blackrock Inc	63,999	72,135,833
Blackstone Inc	153,800	26,361,320
Carlyle Group Inc/The	380,107	24,539,708
Cboe Global Markets Inc	117,649	27,759,282
Charles Schwab Corp/The	3,840,120	368,037,102
CME Group Inc Class A	235,736	62,826,001
Cohen & Steers Inc (g)	56,375	4,163,858
Coinbase Global Inc Class A (f)	17,030	5,186,316
Diamond Hill Investment Group Inc	5,802	845,700
DigitalBridge Group Inc Class A	1,973,681	22,519,700
Evercore Inc Class A	137,308	44,151,387
FactSet Research Systems Inc (g)	30,247	11,291,810
Federated Hermes Inc Class B	434,428	23,068,127
Franklin Resources Inc	165,388	4,243,856
GCM Grosvenor Inc Class A	23	298
Goldman Sachs Group Inc/The	316,916	236,181,649
Hamilton Lane Inc Class A	91,320	14,094,329
Houlihan Lokey Inc Class A	153,068	30,498,799
Interactive Brokers Group Inc Class A	60,135	3,742,802
Intercontinental Exchange Inc	418,872	73,972,795
Invesco Ltd	894,975	19,591,003
Janus Henderson Group PLC	36,080	1,599,066
Jefferies Financial Group Inc	687,511	44,585,088
KKR & Co Inc Class A	890,741	124,249,462
Lazard Inc	236,162	13,499,020
MarketAxess Holdings Inc	154,857	28,468,911
Miami International Holdings Inc	10,235	384,631
Moelis & Co Class A	148,542	10,711,364
Moody's Corp	115,584	58,920,100
Morgan Stanley	1,045,680	157,353,926
Morningstar Inc	79,844	20,952,662
MSCI Inc	150,789	85,605,931
Nasdaq Inc	222,652	21,094,050
Northern Trust Corp	120,100	15,766,728
Open Lending Corp (f)	1,517,410	3,201,735
P10 Inc Class A (g)	511,638	6,313,613
Perella Weinberg Partners Class A (g)	228,780	5,062,901
PJT Partners Inc Class A (g)	67,490	12,080,710
Raymond James Financial Inc	66,000	11,183,040
Robinhood Markets Inc Class A (f)	93,852	9,763,424
S&P Global Inc	153,946	84,430,144
SEI Investments Co	461,959	40,781,741
State Street Corp	719,203	82,686,769
Stifel Financial Corp	111,402	12,843,537
T Rowe Price Group Inc	60,100	6,467,962
TPG Inc Class A	347,092	20,947,002
Tradeweb Markets Inc Class A	151,433	18,680,775
Victory Capital Holdings Inc Class A (g)	93,094	6,635,740
Virtu Financial Inc Class A	543,634	22,789,137
WisdomTree Inc	356,777	4,855,735
		2,284,779,871
Consumer Finance - 0.5%
Ally Financial Inc	177,834	7,300,086
American Express Co	528,749	175,163,969
Atlanticus Holdings Corp (f)	685	45,689
Capital One Financial Corp	656,602	149,193,106
Encore Capital Group Inc (f)	43,179	1,806,609
Enova International Inc (f)	73,931	8,967,830
EZCORP Inc Class A (f)(g)	89,764	1,496,366
FirstCash Holdings Inc	2,684	395,273
Green Dot Corp Class A (f)	855,389	11,907,015
Lendingtree Inc (f)	7,438	505,412
Navient Corp (g)	433,600	5,944,656
Nelnet Inc Class A (g)	1,497	192,529
OneMain Holdings Inc	127,154	7,865,746
Oportun Financial Corp (f)	181,236	1,197,970
PRA Group Inc (f)	99,117	1,693,910
PROG Holdings Inc	214,778	7,568,777
SLM Corp	469,618	14,689,651
SoFi Technologies Inc Class A (f)	693,288	17,706,576
Synchrony Financial	402,004	30,688,985
Upstart Holdings Inc (f)(g)	18,402	1,348,499
World Acceptance Corp (f)	300	51,429
		445,730,083
Financial Services - 3.6%
Affirm Holdings Inc Class A (f)	108,905	9,633,736
Apollo Global Management Inc	1,043,527	142,159,683
Berkshire Hathaway Inc Class A (f)	7	5,286,960
Berkshire Hathaway Inc Class B (f)	1,249,928	628,688,785
Block Inc Class A (f)	926,439	73,781,602
Cannae Holdings Inc (g)	447,347	8,365,389
Cantaloupe Inc (f)(g)	131,133	1,425,416
Chime Financial Inc (f)	50,556	1,335,184
Corebridge Financial Inc	1,445,779	50,269,736
Corpay Inc (f)	447,616	145,775,103
Enact Holdings Inc	18,993	715,086
Equitable Holdings Inc	1,291,621	68,791,734
Essent Group Ltd	46,927	2,944,200
Federal Agricultural Mortgage Corp Class C	4,300	901,151
Fidelity National Information Services Inc	1,837,044	128,244,042
Fiserv Inc (f)	282,498	39,035,574
Flywire Corp (f)	30,300	398,445
Global Payments Inc	86,088	7,646,336
HA Sustainable Infrastructure Capital Inc (g)	327,232	9,241,032
International Money Express Inc (f)	59,778	866,781
Jack Henry & Associates Inc	426	69,549
Jackson Financial Inc	474	46,831
Mastercard Inc Class A	1,383,733	823,722,419
MGIC Investment Corp	643,800	17,916,954
Mr Cooper Group Inc (f)	4,434	835,942
NCR Atleos Corp (f)	470,594	18,644,934
NMI Holdings Inc (f)	131,212	5,163,192
Onity Group Inc (f)	5,428	224,556
Payoneer Global Inc (f)	34,200	237,690
PayPal Holdings Inc (f)	960,056	67,386,331
Radian Group Inc	431,631	15,055,289
Remitly Global Inc (f)	225,136	4,171,770
Repay Holdings Corp Class A (f)	427,311	2,529,681
Sezzle Inc (f)(g)	28,976	2,741,130
Shift4 Payments Inc Class A (f)(g)	153,905	13,917,629
Sycamore Partners LLC rights (f)(i)	304,719	161,501
Toast Inc Class A (f)	136,199	6,142,575
UWM Holdings Corp Class A	435,996	2,485,177
Velocity Financial Inc (f)	39,750	758,430
Visa Inc Class A	1,648,598	579,943,804
Voya Financial Inc	542,899	40,766,286
Walker & Dunlop Inc	93,927	7,988,491
Waterstone Financial Inc	20,699	310,278
Western Union Co/The (g)	526,900	4,568,223
WEX Inc (f)(g)	102,737	17,603,985
		2,958,898,622
Insurance - 2.1%
AFLAC Inc	198,800	21,243,768
Allstate Corp/The (g)	434,212	88,340,431
Ambac Financial Group Inc (f)	68,667	620,063
American Financial Group Inc/OH	315,804	42,905,131
American International Group Inc	931,318	75,734,780
Amerisafe Inc	86,363	3,988,243
Aon PLC	300,106	110,138,902
Arch Capital Group Ltd	101,200	9,262,836
Arthur J Gallagher & Co	503,454	152,420,699
Assurant Inc	20,445	4,408,146
Assured Guaranty Ltd (g)	180,364	14,825,921
Axis Capital Holdings Ltd	472,748	46,603,498
Baldwin Insurance Group Inc/The Class A (f)(g)	343,473	10,877,790
Brighthouse Financial Inc (f)	32,243	1,523,804
Brown & Brown Inc	13,900	1,347,605
Chubb Ltd	784,279	215,731,626
Cincinnati Financial Corp	110,145	16,918,272
CNA Financial Corp (g)	147,983	7,332,558
CNO Financial Group Inc	100	3,947
Donegal Group Inc Class A	16,805	300,641
eHealth Inc (f)	13,900	53,793
Employers Holdings Inc	700	30,282
Erie Indemnity Co Class A (g)	52,588	18,636,135
Everest Group Ltd	114,509	39,148,337
Fidelity National Financial Inc/US	88,257	5,283,947
First American Financial Corp	27,811	1,835,526
Genworth Financial Inc Class A (f)	1,832,486	15,704,405
Globe Life Inc	203,468	28,475,347
Goosehead Insurance Inc Class A (g)	51,933	4,399,244
Hanover Insurance Group Inc/The	99,320	17,230,034
Hartford Insurance Group Inc/The	707,374	93,592,654
HCI Group Inc	15,504	2,584,672
Kemper Corp	11,700	627,705
Kinsale Capital Group Inc (g)	69,891	31,971,638
Lincoln National Corp	293,100	12,582,783
Loews Corp	68,600	6,640,480
Markel Group Inc (f)	2,900	5,681,274
Marsh & McLennan Cos Inc	516,586	106,318,565
Mercury General Corp	5,534	427,944
MetLife Inc	926,062	75,344,404
Old Republic International Corp	278,600	11,135,642
Oscar Health Inc Class A (f)(g)	67,799	1,129,531
Palomar Hldgs Inc (f)	5,575	685,837
Primerica Inc	89,836	24,196,428
Principal Financial Group Inc	128,485	10,344,327
Progressive Corp/The	646,619	159,753,690
Prudential Financial Inc	102,090	11,195,189
Reinsurance Group of America Inc	69,344	13,507,518
RLI Corp (g)	273,806	18,544,880
Safety Insurance Group Inc	1,200	88,812
Selective Insurance Group Inc	2,702	211,377
Slide Insurance Holdings Inc	58,799	786,731
Stewart Information Services Corp	65,720	4,787,045
Tiptree Inc Class A	1,700	39,865
Travelers Companies Inc/The	200,600	54,464,906
United Fire Group Inc	3,927	120,716
Universal Insurance Holdings Inc	30,612	746,627
Unum Group	419,000	29,271,340
W R Berkley Corp	256,936	18,419,742
White Mountains Insurance Group Ltd	12,063	22,077,461
Willis Towers Watson PLC	43,646	14,263,076
		1,686,868,570
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp (g)	19,000	185,440
Annaly Capital Management Inc	542,000	11,484,980
Apollo Commercial Real Estate Finance Inc	362	3,834
Chimera Investment Corp	660	9,352
Claros Mortgage Trust Inc (g)	1,400	5,180
Granite Point Mortgage Trust Inc	4,659	13,465
Kkr Real Estate Finance Trust Inc (g)	9,500	91,485
Ladder Capital Corp Class A	18,188	211,345
Nexpoint Real Estate Finance Inc	199	2,985
Rithm Property Trust Inc	5,900	15,163
Starwood Property Trust Inc (g)	27,400	555,398
TPG RE Finance Trust Inc	159	1,486
		12,580,113
TOTAL FINANCIALS		10,468,270,562

Health Care - 8.0%
Biotechnology - 2.0%
AbbVie Inc	2,680,712	564,021,805
ACADIA Pharmaceuticals Inc (f)	126,847	3,296,754
Agios Pharmaceuticals Inc (f)	238,262	8,984,860
Akero Therapeutics Inc (f)	13,079	611,182
Alkermes PLC (f)	76,015	2,202,155
Alnylam Pharmaceuticals Inc (f)	25,682	11,467,270
Amgen Inc	312,275	89,844,640
Amicus Therapeutics Inc (f)	405,100	3,074,709
AnaptysBio Inc (f)(g)	6,800	138,244
Anika Therapeutics Inc (f)	1,902	17,840
Apellis Pharmaceuticals Inc (f)	59,469	1,639,560
Arcturus Therapeutics Holdings Inc (f)(g)	42,984	731,158
Arcus Biosciences Inc (f)	12,437	131,708
Arcutis Biotherapeutics Inc (f)	27,800	431,456
Ardelyx Inc (f)	305,072	1,940,258
Arrowhead Pharmaceuticals Inc (f)	7,725	170,182
Astria Therapeutics Inc (f)	5,131	31,709
Avidity Biosciences Inc (f)(g)	37,259	1,735,524
BioCryst Pharmaceuticals Inc (f)	339,341	2,819,924
Biogen Inc (f)	35,968	4,755,689
BioMarin Pharmaceutical Inc (f)	4,532	264,080
Blueprint Medicines Corp rights (f)(i)	24,629	0
Bridgebio Pharma Inc (f)	209,826	10,860,594
Candel Therapeutics Inc (f)(g)	878,665	5,087,470
CareDx Inc (f)	836,318	11,424,104
Caris Life Sciences Inc (f)	7,454	286,159
Catalyst Pharmaceuticals Inc (f)	84,050	1,730,590
Celldex Therapeutics Inc (f)(g)	26,737	590,353
Cogent Biosciences Inc (f)	123,600	1,493,088
Cytokinetics Inc (f)(g)	378,775	13,382,121
Day One Biopharmaceuticals Inc (f)	145,582	1,093,321
Denali Therapeutics Inc (f)(g)	48,712	743,832
Design Therapeutics Inc (f)(g)	1,987	10,987
Disc Medicine Inc (f)	27,000	1,610,415
Dynavax Technologies Corp (f)(g)	38,100	385,572
Emergent BioSolutions Inc (f)(g)	36,100	299,630
Enanta Pharmaceuticals Inc (f)	10,692	89,813
Exact Sciences Corp (f)	300,444	14,247,054
Exelixis Inc (f)	1,201,394	44,956,163
Gilead Sciences Inc	1,920,262	216,931,998
Gossamer Bio Inc (f)	15,400	38,038
Halozyme Therapeutics Inc (f)	267,698	19,582,109
Heron Therapeutics Inc (f)(g)	42,450	57,308
Ideaya Biosciences Inc (f)	69,597	1,708,606
Immunovant Inc (f)(g)	15,058	221,202
Incyte Corp (f)	277,834	23,507,535
Inhibrx Biosciences Inc (f)	6,003	169,285
Insmed Inc (f)	171,338	23,319,102
Ionis Pharmaceuticals Inc (f)	320,400	13,660,254
Iovance Biotherapeutics Inc (f)(g)	59,139	131,880
Ironwood Pharmaceuticals Inc Class A (f)	28,455	37,561
Janux Therapeutics Inc (f)	40,000	908,800
Kiniksa Pharmaceuticals International Plc Class A (f)	6,892	230,813
Kodiak Sciences Inc (f)	200	1,807
Kura Oncology Inc (f)	18,329	144,799
Kymera Therapeutics Inc (f)	15,299	630,319
Legend Biotech Corp ADR (f)	156,000	5,417,880
MacroGenics Inc (f)	14,300	25,310
Madrigal Pharmaceuticals Inc (f)(g)	3,559	1,558,308
MannKind Corp (f)	350,266	1,607,721
Metsera Inc (f)(g)	59,864	2,112,601
MiMedx Group Inc (f)	225,241	1,599,211
Mirum Pharmaceuticals Inc (f)	44,156	3,261,804
Moderna Inc (f)	565,653	13,626,581
MoonLake Immunotherapeutics Class A (f)	20,000	1,115,000
Myriad Genetics Inc (f)	149,361	951,430
Natera Inc (f)	74,903	12,602,430
Neurocrine Biosciences Inc (f)	109,764	15,323,054
Nurix Therapeutics Inc (f)	100,000	934,000
Nuvalent Inc Class A (f)	12,800	980,224
PMV Pharmaceuticals Inc (f)	1,200	1,679
Praxis Precision Medicines Inc (f)	9,341	425,389
PTC Therapeutics Inc (f)	142,879	7,048,221
Puma Biotechnology Inc (f)	56,100	282,744
PureTech Health PLC (f)(g)	3,866,370	6,459,071
PureTech Health PLC ADR (f)	1,279	21,756
Regeneron Pharmaceuticals Inc	230,274	133,720,112
REGENXBIO Inc (f)(g)	151,412	1,352,109
Revolution Medicines Inc (f)	59,664	2,265,442
Rigel Pharmaceuticals Inc (f)	12,420	482,517
Roivant Sciences Ltd (f)	241,800	2,884,674
Sarepta Therapeutics Inc (f)(g)	138,113	2,513,657
Scholar Rock Holding Corp (f)(g)	22,977	750,199
Soleno Therapeutics Inc (f)	51,856	3,509,096
Syndax Pharmaceuticals Inc (f)	103,245	1,685,991
TG Therapeutics Inc (f)(g)	85,944	2,520,738
Travere Therapeutics Inc (f)	77,250	1,351,875
Twist Bioscience Corp (f)	56,350	1,519,760
Ultragenyx Pharmaceutical Inc (f)	462,629	13,860,365
United Therapeutics Corp (f)	177,120	53,979,091
Vanda Pharmaceuticals Inc (f)	201,227	951,804
Vaxcyte Inc (f)(g)	50,000	1,539,500
Veracyte Inc (f)(g)	366,870	11,130,836
Vericel Corp (f)(g)	233,841	8,502,459
Vertex Pharmaceuticals Inc (f)	432,460	169,100,509
Viking Therapeutics Inc (f)(g)	71,619	1,937,294
Vir Biotechnology Inc (f)	21,613	106,768
Voyager Therapeutics Inc (f)	12,873	43,253
		1,598,945,852
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	1,592,287	211,232,793
ABIOMED Inc (f)(i)	14,700	32,634
Align Technology Inc (f)	64,219	9,116,529
AngioDynamics Inc (f)	35,214	361,296
Avanos Medical Inc (f)	39,200	468,048
Baxter International Inc	222,000	5,481,180
Becton Dickinson & Co	112,718	21,752,320
Boston Scientific Corp (f)	1,839,571	194,074,741
Cerus Corp (f)	14,500	18,995
Cooper Cos Inc/The (f)	350,588	23,627,878
DENTSPLY SIRONA Inc	151,288	2,163,418
Dexcom Inc (f)	55,087	4,150,255
Edwards Lifesciences Corp (f)	1,217,919	99,065,531
Embecta Corp	847,501	12,271,814
Enovis Corp (f)	124,774	3,855,517
Envista Holdings Corp (f)	532,353	11,275,237
GE HealthCare Technologies Inc	82,900	6,112,217
Globus Medical Inc Class A (f)	381,884	23,398,033
Haemonetics Corp (f)	167,233	9,120,888
Hologic Inc (f)	1,524	102,291
ICU Medical Inc (f)	72,460	9,250,244
IDEXX Laboratories Inc (f)	26,972	17,453,311
Inmode Ltd (f)(g)	42,822	639,761
Inspire Medical Systems Inc (f)	16,171	1,515,061
Insulet Corp (f)	23,500	7,987,180
Integer Holdings Corp (f)	154,400	16,655,128
Intuitive Surgical Inc (f)	329,102	155,762,331
iRadimed Corp	17,250	1,249,590
iRhythm Technologies Inc (f)	12,612	2,143,788
Kestra Medical Technologies Ltd (g)	67,000	1,081,380
Lantheus Holdings Inc (f)(g)	215,616	11,837,318
LivaNova PLC (f)	44,168	2,489,750
Masimo Corp (f)(g)	67,000	9,360,570
Medtronic PLC	1,935,521	179,635,704
Merit Medical Systems Inc (f)	105,352	9,538,570
NeuroPace Inc (f)(g)	30,449	278,608
Novocure Ltd (f)	193,328	2,383,734
Omnicell Inc (f)	67,653	2,204,811
OraSure Technologies Inc (f)	12,000	39,720
Penumbra Inc (f)	42,302	11,533,217
Pulmonx Corp (f)	25,100	42,921
QuidelOrtho Corp (f)	1,500	43,035
ResMed Inc (g)	84,477	23,189,781
RxSight Inc (f)(g)	40,600	367,024
Solventum Corp (f)	18,793	1,373,580
STERIS PLC	17,744	4,348,345
Stryker Corp	614,338	240,458,038
Surmodics Inc (f)	1,500	51,060
Tactile Systems Technology Inc (f)	262	3,487
Tandem Diabetes Care Inc (f)	128,308	1,605,133
Teleflex Inc	151,835	19,193,462
TransMedics Group Inc (f)(g)	27,965	3,214,856
Utah Medical Products Inc (g)	6,504	404,614
Varex Imaging Corp (f)	9,500	109,725
Zimmer Biomet Holdings Inc	313,568	33,269,565
Zimvie Inc (f)	2,600	49,088
		1,408,445,105
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (f)	270,981	6,221,724
Addus HomeCare Corp (f)	7,817	900,284
agilon health Inc (f)	970,631	1,242,408
Alignment Healthcare Inc (f)	141,455	2,314,204
AMN Healthcare Services Inc (f)	16,938	351,972
BrightSpring Health Services Inc (f)	174,673	4,138,003
Cardinal Health Inc	371,758	55,310,155
Castle Biosciences Inc (f)(g)	755,328	18,135,425
Cencora Inc	231,085	67,386,697
Centene Corp (f)	742,369	21,558,396
Chemed Corp	75,023	34,356,783
Cigna Group/The	253,770	76,351,780
Clover Health Investments Corp Class A (f)(g)	49,256	129,051
CorVel Corp (f)	61,322	5,460,724
Cross Country Healthcare Inc (f)	5,788	77,443
CVS Health Corp	1,744,793	127,631,608
DaVita Inc (f)	143,873	19,819,944
Elevance Health Inc	86,761	27,646,393
Encompass Health Corp	204,912	24,950,085
Ensign Group Inc/The	12,953	2,225,066
GeneDx Holdings Corp Class A (f)(g)	115,791	14,993,777
Guardant Health Inc (f)	47,962	3,233,598
HCA Healthcare Inc	323,652	130,742,462
HealthEquity Inc (f)	111,227	9,935,908
Henry Schein Inc (f)	46,600	3,242,428
Hims & Hers Health Inc Class A (f)(g)	35,972	1,523,414
Humana Inc	75,540	22,938,476
Labcorp Holdings Inc	51,319	14,266,169
LifeStance Health Group Inc (f)	292,604	1,603,470
McKesson Corp	149,672	102,770,782
Molina Healthcare Inc (f)	26,817	4,849,318
National Research Corp Class A	37,005	543,603
NeoGenomics Inc (f)	14,200	124,676
Owens & Minor Inc (f)	62,500	306,250
Privia Health Group Inc (f)	198,763	4,579,500
Progyny Inc (f)	222,109	5,257,320
Quest Diagnostics Inc	117,900	21,415,356
RadNet Inc (f)	207,832	14,914,024
Select Medical Holdings Corp	524,700	6,826,347
Surgery Partners Inc (f)(g)	85,000	1,928,650
Tenet Healthcare Corp (f)	489,631	90,253,682
UnitedHealth Group Inc	1,034,805	320,655,026
Universal Health Services Inc Class B	242,980	44,120,308
Viemed Healthcare Inc (f)	19,686	145,086
		1,317,377,775
Health Care Technology - 0.0%
Definitive Healthcare Corp Class A (f)	8,281	33,372
Doximity Inc Class A (f)	573,651	38,973,850
Evolent Health Inc Class A (f)(g)	89,400	862,710
GoodRx Holdings Inc Class A (f)	2,400	10,440
Health Catalyst Inc (f)	1,076,675	3,649,928
HealthStream Inc (g)	48,731	1,368,366
HeartFlow Inc	19,800	623,700
LifeMD Inc (f)	3,400	21,046
Phreesia Inc (f)	108,353	3,430,456
Schrodinger Inc/United States (f)(g)	78,399	1,529,564
Veeva Systems Inc Class A (f)	51,428	13,844,418
Waystar Holding Corp (f)	322,829	12,228,763
		76,576,613
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (f)	146,784	2,056,444
Agilent Technologies Inc	48,428	6,085,462
Avantor Inc (f)	29,697	400,018
Azenta Inc (f)	277,319	8,469,322
Bio-Rad Laboratories Inc Class A (f)(g)	70,684	21,055,350
Bio-Techne Corp	35,352	1,931,280
Bruker Corp	21,000	713,580
Charles River Laboratories International Inc (f)	14,525	2,372,078
Danaher Corp	1,384,692	284,997,307
Fortrea Holdings Inc (f)	13,606	134,018
ICON PLC (f)	126,043	22,428,091
Illumina Inc (f)	85,296	8,526,188
IQVIA Holdings Inc (f)	70,488	13,449,815
Medpace Holdings Inc (f)	80,923	38,479,696
Mettler-Toledo International Inc (f)	18,063	23,500,686
Niagen Bioscience Inc (f)	93,800	928,620
QIAGEN NV (g)	15,723	731,120
Quanterix Corp (f)(g)	2,054,021	9,345,796
Repligen Corp (f)	20,512	2,509,028
Tempus AI Inc Class A (f)(g)	20,788	1,576,978
Thermo Fisher Scientific Inc	362,140	178,433,621
Waters Corp (f)	30,776	9,288,197
		637,412,695
Pharmaceuticals - 1.9%
Amneal Intermediate Inc Class A (f)	81,106	775,373
Amphastar Pharmaceuticals Inc (f)	2,100	64,302
ANI Pharmaceuticals Inc (f)	19,093	1,785,196
Atea Pharmaceuticals Inc (f)	110,737	372,076
Axsome Therapeutics Inc (f)	5,014	608,098
Bristol-Myers Squibb Co	3,227,501	152,273,497
Collegium Pharmaceutical Inc (f)	7,587	294,376
Corcept Therapeutics Inc (f)	43,109	3,005,559
Crinetics Pharmaceuticals Inc (f)	347,562	10,770,946
Edgewise Therapeutics Inc (f)	7,082	101,627
Eli Lilly & Co	746,662	546,989,649
Evolus Inc (f)(g)	23,400	178,542
Fulcrum Therapeutics Inc (f)	53,652	347,665
GSK PLC ADR	145,787	5,783,370
Haleon PLC ADR (g)	1,183,547	11,598,761
Harmony Biosciences Holdings Inc (f)(g)	22,809	841,424
Innoviva Inc (f)	700	14,301
Jazz Pharmaceuticals PLC (f)	170,154	21,737,174
Johnson & Johnson	2,412,053	427,343,431
Merck & Co Inc	2,011,036	169,168,348
Novartis AG ADR	114,809	14,529,079
Nuvation Bio Inc Class A (f)(g)	42,169	125,242
Organon & Co	176,000	1,657,920
Pacira BioSciences Inc (f)	34,634	923,689
Paratek Pharmaceuticals Inc rights (f)(i)	2,400	0
Perrigo Co PLC	10,626	252,261
Pfizer Inc	2,569,612	63,623,593
Phathom Pharmaceuticals Inc (f)(g)	904,062	11,011,475
Phibro Animal Health Corp Class A	4,917	182,273
Prestige Consumer Healthcare Inc (f)(g)	117,210	7,974,968
Roche Holding AG ADR (g)	261,160	10,647,493
Royalty Pharma PLC Class A	93,146	3,351,393
SIGA Technologies Inc	18,596	156,020
Structure Therapeutics Inc ADR (f)(g)	60,209	1,162,034
Supernus Pharmaceuticals Inc (f)	32,216	1,453,586
Supernus Pharmaceuticals Inc rights (f)(i)	66,500	11,970
Tarsus Pharmaceuticals Inc (f)	14,835	869,034
Theravance Biopharma Inc (f)	8,124	112,761
Third Harmonic Bio Inc (f)(g)(i)	7,000	0
Trevi Therapeutics Inc (f)	155,199	1,125,969
Viatris Inc	3,613,620	38,123,691
WaVe Life Sciences Ltd (f)	50,000	480,000
Zevra Therapeutics Inc (f)	20,620	187,023
Zoetis Inc Class A	242,935	37,995,034
		1,550,010,223
TOTAL HEALTH CARE		6,588,768,263

Industrials - 8.0%
Aerospace & Defense - 1.9%
AeroVironment Inc (f)	80,727	19,483,461
AerSale Corp (f)	9,450	81,553
Archer Aviation Inc Class A (f)(g)	112,967	1,011,055
Astronics Corp (f)	7,348	267,247
ATI Inc (f)	124,302	9,638,377
Axon Enterprise Inc (f)	5,955	4,450,112
Boeing Co (f)	892,647	209,486,398
BWX Technologies Inc	90,920	14,732,677
Curtiss-Wright Corp	77,528	37,070,013
Ducommun Inc (f)	32,091	2,927,341
Firefly Aerospace Inc (f)	16,605	753,369
GE Aerospace	865,453	238,172,666
General Dynamics Corp	135,222	43,889,005
HEICO Corp	342	106,711
HEICO Corp Class A	94,205	23,081,167
Hexcel Corp (g)	143,091	9,036,197
Howmet Aerospace Inc	876,846	152,658,889
Huntington Ingalls Industries Inc	144,724	39,189,812
Kratos Defense & Security Solutions Inc (f)	337,218	22,202,433
L3Harris Technologies Inc	200,029	55,532,051
Leonardo DRS Inc	17,280	719,885
Lockheed Martin Corp	122,080	55,623,310
Mercury Systems Inc (f)(g)	219,116	14,801,286
Moog Inc Class A	31,107	6,092,306
Northrop Grumman Corp	192,678	113,687,727
Park Aerospace Corp	83,454	1,563,928
Rocket Lab Corp (g)	28,883	1,403,714
RTX Corp	1,281,803	203,293,956
StandardAero Inc (g)	316,102	8,373,542
Textron Inc	373,000	29,899,680
TransDigm Group Inc	125,458	175,500,687
V2X Inc (f)	36,457	2,096,278
Voyager Technologies Inc Class A	2,080	63,834
Woodward Inc (g)	113,409	27,991,609
		1,524,882,276
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	232,099	29,871,141
Expeditors International of Washington Inc	170,321	20,530,493
FedEx Corp	126,651	29,265,247
GXO Logistics Inc (f)(g)	601,874	31,688,666
Hub Group Inc Class A	216,834	8,113,928
United Parcel Service Inc Class B	239,097	20,906,642
		140,376,117
Building Products - 0.6%
A O Smith Corp	289,183	20,615,856
AAON Inc (g)	93,316	7,740,562
Advanced Drainage Systems Inc (g)	29,304	4,218,897
Allegion plc	211,573	35,925,095
Apogee Enterprises Inc	1,200	52,770
Armstrong World Industries Inc	130,204	25,490,037
Carrier Global Corp	437,635	28,533,802
Gibraltar Industries Inc (f)	68,027	4,257,810
Griffon Corp	9,946	757,487
Janus International Group Inc (f)(g)	469,496	4,859,284
JELD-WEN Holding Inc (f)	12,300	78,597
Johnson Controls International plc	487,038	52,059,492
Lennox International Inc	1,578	880,303
Masco Corp	111,500	8,182,985
Owens Corning	229,526	34,467,919
Quanex Building Products Corp	9,055	192,600
Resideo Technologies Inc (f)	111,801	3,806,824
Tecnoglass Inc (g)	125,109	9,080,411
Tecogen Inc (f)	361,533	2,762,112
Trane Technologies PLC	510,767	212,274,766
Trex Co Inc (f)	154,146	9,500,018
UFP Industries Inc	63,852	6,447,136
Zurn Elkay Water Solutions Corp	89,882	4,077,048
		476,261,811
Commercial Services & Supplies - 0.4%
ACV Auctions Inc Class A (f)	720,681	8,403,140
Brady Corp Class A	3,900	304,512
Brink's Co/The	136,270	15,267,691
Casella Waste Systems Inc Class A (f)(g)	88,292	8,702,060
Cintas Corp	252,357	53,002,541
Clean Harbors Inc (f)	83,148	20,139,277
Copart Inc (f)	433,244	21,146,640
CoreCivic Inc (f)(g)	1,012,792	20,539,422
Deluxe Corp	215,300	4,232,798
Ennis Inc	54,865	1,002,384
Enviri Corp (f)(g)	22,620	255,605
GEO Group Inc/The (f)	39,098	810,893
Healthcare Services Group Inc (f)	28,912	451,316
Interface Inc (g)	610,837	16,321,565
MillerKnoll Inc (g)	429,311	9,062,755
MSA Safety Inc (g)	74,138	12,647,943
OPENLANE Inc (f)	223,668	6,468,479
Pitney Bowes Inc (g)	4,152	50,321
Republic Services Inc	22,300	5,217,531
Rollins Inc	597,767	33,797,746
UniFirst Corp/MA	90,877	16,159,748
Veralto Corp	59,353	6,302,695
Vestis Corp	28,142	131,704
Waste Connections Inc (United States)	123,655	22,852,681
Waste Management Inc	93,482	21,163,390
		304,434,837
Construction & Engineering - 0.4%
Ameresco Inc Class A (f)(g)	13,300	338,219
API Group Corp (f)	1,007,011	35,930,152
Comfort Systems USA Inc	127,945	89,993,955
Construction Partners Inc Class A (f)	4,349	521,445
Dycom Industries Inc (f)	51,482	12,997,661
EMCOR Group Inc	95,285	59,076,700
Everus Construction Group Inc (g)	144,164	11,308,224
Fluor Corp (f)	595,768	24,438,403
Granite Construction Inc (g)	6,800	732,700
IES Holdings Inc (f)(g)	16,630	5,809,025
Limbach Holdings Inc (f)	19,070	2,184,659
MasTec Inc (f)	80,692	14,660,929
Primoris Services Corp	139,412	16,527,293
Quanta Services Inc	18,200	6,878,872
Sterling Infrastructure Inc (f)	76,956	21,434,555
Tutor Perini Corp (f)	27,806	1,638,886
WillScot Holdings Corp	907,309	21,993,170
		326,464,848
Electrical Equipment - 0.7%
Acuity Inc	72,266	23,592,681
Allient Inc	81,774	3,710,904
American Superconductor Corp (f)	17,200	858,280
AMETEK Inc	187,336	34,619,693
Atkore Inc	58,852	3,424,598
Bloom Energy Corp Class A (f)(g)	142,905	7,565,391
Eaton Corp PLC	342,581	119,608,730
Emerson Electric Co (g)	825,219	108,928,908
EnerSys	2,629	269,867
Fluence Energy Inc Class A (f)(g)	7,100	52,540
GE Vernova Inc	178,502	109,416,371
Generac Holdings Inc (f)	23,559	4,364,305
Hubbell Inc (g)	88,227	38,024,955
Hyliion Holdings Corp Class A (f)(g)	800	1,343
NEXTracker Inc Class A (f)	53,280	3,583,613
NuScale Power Corp Class A (f)(g)	62,194	2,155,022
nVent Electric PLC	141,374	12,778,796
Powell Industries Inc (g)	87,664	23,332,650
Power Solutions International Inc (f)	38,325	3,176,759
Regal Rexnord Corp	128,116	19,131,562
Rockwell Automation Inc	103,211	35,445,754
Sensata Technologies Holding PLC	20,451	665,476
Shoals Technologies Group Inc (f)	38,000	247,380
Sunrun Inc (f)	44,247	706,625
Vertiv Holdings Co Class A	292,377	37,292,686
Vicor Corp (f)	30,172	1,542,091
		594,496,980
Ground Transportation - 0.6%
ArcBest Corp	121,093	8,931,820
Covenant Logistics Group Inc Class A	7,308	176,342
CSX Corp	2,657,444	86,393,504
Knight-Swift Transportation Holdings Inc	309,334	13,579,763
Landstar System Inc	69,917	9,252,117
Lyft Inc Class A (f)	249,917	4,053,654
Marten Transport Ltd	4,900	58,016
Norfolk Southern Corp	75,204	21,055,616
Old Dominion Freight Line Inc	320,239	48,346,482
RXO Inc (f)	44,996	734,785
Saia Inc (f)(g)	68,716	20,371,545
U-Haul Holding Co (f)(g)	4,900	281,995
U-Haul Holding Co Class N (g)	70,927	3,705,226
Uber Technologies Inc (f)	546,511	51,235,406
Union Pacific Corp	1,030,533	230,396,263
XPO Inc (f)	10,393	1,347,972
		499,920,506
Industrial Conglomerates - 0.6%
3M Co	1,951,552	303,524,883
Honeywell International Inc	747,633	164,105,443
		467,630,326
Machinery - 1.6%
3D Systems Corp (f)(g)	39,400	90,620
AGCO Corp	222,000	24,018,180
Allison Transmission Holdings Inc	353,457	30,860,331
Atmus Filtration Technologies Inc (g)	284,060	12,646,351
Blue Bird Corp (f)(g)	21,200	1,237,868
Caterpillar Inc	523,397	219,324,279
Chart Industries Inc (f)	3,209	639,746
CNH Industrial NV Class A	2,588,084	29,633,562
Columbus McKinnon Corp/NY	289	4,329
Commercial Vehicle Group Inc (f)	501	881
Crane Co	4,954	917,976
Cummins Inc	208,795	83,192,280
Deere & Co	154,891	74,137,028
Donaldson Co Inc	296,078	23,588,534
Dover Corp	227,154	40,628,764
Energy Recovery Inc (f)	19,223	273,159
Enerpac Tool Group Corp Class A	5,057	214,113
Esab Corp (g)	196,296	22,646,670
ESCO Technologies Inc	5,271	1,058,997
Federal Signal Corp	124,763	15,344,601
Flowserve Corp	383,185	20,561,707
Fortive Corp	336,364	16,098,381
Franklin Electric Co Inc	9,871	965,976
FreightCar America Inc (f)	400	3,415
Gates Industrial Corp PLC (f)	203,065	5,190,341
Graco Inc (g)	353,817	30,212,434
Greenbrier Cos Inc/The (g)	49,627	2,314,107
Hillenbrand Inc	1,664	42,249
Hyster-Yale Inc Class A	6,900	258,750
IDEX Corp	105,022	17,276,119
Illinois Tool Works Inc	163,380	43,238,517
Ingersoll Rand Inc	1,493,162	118,601,858
ITT Inc	150,270	25,583,468
JBT Marel Corp (g)	159,402	22,840,713
Kennametal Inc	17,735	380,061
Lincoln Electric Holdings Inc	116,181	28,188,996
Manitowoc Co Inc/The (f)(g)	43,905	434,660
Middleby Corp/The (f)	178,584	24,439,220
Miller Industries Inc/TN	100	4,209
Mueller Industries Inc	285,708	27,410,826
Mueller Water Products Inc Class A1	329,950	8,697,482
Nordson Corp	46,800	10,534,212
Oshkosh Corp	224,963	31,353,093
Otis Worldwide Corp	237,420	20,508,340
PACCAR Inc	582,665	58,254,847
Parker-Hannifin Corp	139,999	106,308,241
Pentair PLC	267,433	28,757,070
RBC Bearings Inc (f)	45,039	17,563,408
REV Group Inc	114,684	6,102,336
Snap-on Inc	99,389	32,325,278
SPX Technologies Inc (f)	15,636	2,925,652
Stanley Black & Decker Inc	158,837	11,800,001
Tennant CO	198	16,244
Toro Co/The	12,804	1,037,892
Trinity Industries Inc	21,800	619,556
Velo3D Inc Class A (f)(g)	503,310	2,169,266
Wabash National Corp	145,300	1,611,377
Watts Water Technologies Inc Class A (g)	57,669	15,968,546
Westinghouse Air Brake Technologies Corp	23,900	4,624,650
Worthington Enterprises Inc (g)	54,997	3,618,803
Xylem Inc/NY	145,287	20,566,828
		1,349,867,398
Marine Transportation - 0.0%
Kirby Corp (f)	92,500	8,991,000
Matson Inc (g)	6,674	694,430
		9,685,430
Passenger Airlines - 0.1%
Alaska Air Group Inc (f)	42,775	2,685,415
Delta Air Lines Inc	547,046	33,796,502
Joby Aviation Inc Class A (f)(g)	63,149	893,558
SkyWest Inc (f)	37,871	4,597,539
Southwest Airlines Co (g)	210,778	6,934,596
United Airlines Holdings Inc (f)	554,245	58,195,725
		107,103,335
Professional Services - 0.6%
Alight Inc Class A	1,217,878	4,725,367
Automatic Data Processing Inc	107,797	32,775,678
BlackSky Technology Inc Class A (f)(g)	137,862	2,420,857
Booz Allen Hamilton Holding Corp Class A	75,876	8,249,239
Broadridge Financial Solutions Inc	18,301	4,678,102
CACI International Inc (f)	133,756	64,165,428
Cbiz Inc (f)(g)	117,736	7,598,681
CSG Systems International Inc	145,100	9,309,616
Dayforce Inc (f)	202,291	14,113,843
Equifax Inc	76,101	18,743,676
ExlService Holdings Inc (f)	363,213	15,901,465
Exponent Inc	105,994	7,565,852
First Advantage Corp (f)(g)	471,486	7,713,511
Forrester Research Inc (f)	254,820	2,481,947
Franklin Covey Co (f)(g)	23,515	459,953
Genpact Ltd	608,071	27,569,939
IBEX Holdings Ltd (f)	11,697	345,412
ICF International Inc	28,704	2,819,307
Insperity Inc (g)	154,606	8,537,343
Jacobs Solutions Inc	3,469	507,272
KBR Inc	403,934	20,382,510
Kelly Services Inc Class A	4,500	64,035
Kforce Inc (g)	35,398	1,153,975
Korn Ferry	38,174	2,830,220
Legalzoom.com Inc (f)	113,344	1,255,852
Leidos Holdings Inc	49,300	8,919,356
ManpowerGroup Inc	208,478	8,839,467
Maximus Inc	9,361	823,019
Parsons Corp (f)	102,780	8,232,678
Paycom Software Inc	106,828	24,265,980
Paylocity Holding Corp (f)	160,879	28,834,343
Planet Labs PBC Class A (f)	371,408	2,633,283
Robert Half Inc	223,196	8,329,675
Science Applications International Corp	133,008	15,655,042
Skillsoft Corp Class A (f)	800	12,295
SS&C Technologies Holdings Inc	160,719	14,249,347
TransUnion	192,923	17,054,393
TriNet Group Inc	27,724	2,007,772
TrueBlue Inc (f)	12,000	71,640
UL Solutions Inc Class A (g)	247,699	15,647,146
Upwork Inc (f)	942,998	14,512,739
Verisk Analytics Inc	93,771	25,141,881
Verra Mobility Corp Class A (f)	409,528	10,176,771
Willdan Group Inc (f)	11,842	1,300,962
		473,076,869
Trading Companies & Distributors - 0.3%
Air Lease Corp Class A	28,528	1,717,671
Applied Industrial Technologies Inc	76,107	20,060,283
BlueLinx Holdings Inc (f)(g)	54,303	4,485,971
Boise Cascade Co	44,791	3,896,817
Core & Main Inc Class A (f)	157,030	10,162,982
Custom Truck One Source Inc Class A (f)(g)	645,236	3,961,749
DNOW Inc (f)	188,623	3,017,968
Fastenal Co	93,900	4,663,074
Ferguson Enterprises Inc	47,958	11,085,492
FTAI Aviation Ltd	20,529	3,158,387
Global Industrial Co	196	7,316
Herc Holdings Inc (g)	80,780	10,565,216
Hudson Technologies Inc (f)	53,390	542,442
McGrath RentCorp	184,585	22,425,232
Mrc Global Inc (f)	38,272	577,142
MSC Industrial Direct Co Inc Class A	93,592	8,444,806
NPK International Inc (f)	169,485	1,762,644
QXO Inc (f)(g)	39,353	792,176
Rush Enterprises Inc Class A	4,489	257,668
SiteOne Landscape Supply Inc (f)(g)	159,690	22,873,996
United Rentals Inc	88,616	84,747,025
Watsco Inc	4,653	1,872,274
Wesco International Inc	155,791	34,249,093
WW Grainger Inc	5,329	5,400,942
		260,728,366
TOTAL INDUSTRIALS		6,534,929,099

Information Technology - 22.9%
Communications Equipment - 0.8%
ADTRAN Holdings Inc (f)	64,445	604,494
Applied Optoelectronics Inc (f)(g)	108,019	2,614,060
Arista Networks Inc	929,550	126,930,053
Calix Inc (f)	234,296	13,928,897
Ciena Corp (f)	187,335	17,603,870
Cisco Systems Inc	5,127,479	354,257,525
CommScope Holding Co Inc (f)	131,036	2,101,817
Extreme Networks Inc (f)	6,059	129,541
F5 Inc (f)	65,824	20,612,127
Harmonic Inc (f)	271,203	2,608,973
KVH Industries Inc (f)	1,756	9,886
Lumentum Holdings Inc (f)	155,601	20,665,369
Motorola Solutions Inc	149,870	70,807,580
NetScout Systems Inc (f)	14,303	356,002
Viasat Inc (f)	66,114	2,137,466
Viavi Solutions Inc (f)	101,994	1,150,492
		636,518,152
Electronic Equipment, Instruments & Components - 0.8%
Advanced Energy Industries Inc	59,051	8,838,754
Amphenol Corp Class A	1,075,089	117,034,189
Arlo Technologies Inc (f)	51,100	889,651
Arrow Electronics Inc (f)	99,200	12,531,936
Avnet Inc	304,515	16,617,384
Badger Meter Inc	70,104	12,823,424
Bel Fuse Inc Class B (g)	54,330	7,310,645
Belden Inc	18,339	2,387,738
Benchmark Electronics Inc (g)	14,067	570,980
CDW Corp/DE	84,532	13,927,492
Cognex Corp	362,929	15,947,100
Coherent Corp (f)	305,584	27,646,184
Corning Inc	78,545	5,264,871
Crane NXT Co (g)	142,605	8,517,797
ePlus Inc	156,658	11,337,339
Flex Ltd (f)	1,081,582	57,994,427
Frequency Electronics Inc (f)	61,129	1,971,410
Insight Enterprises Inc (f)	20,245	2,635,089
IPG Photonics Corp (f)(g)	169,907	13,901,791
Jabil Inc	244,038	49,986,304
Keysight Technologies Inc (f)	303,642	49,624,212
LightPath Technologies Inc Class A (f)	771,810	4,129,184
Littelfuse Inc	883	229,429
Methode Electronics Inc	52,291	404,208
Mirion Technologies Inc Class A (f)	35,400	725,700
Napco Security Technologies Inc	75,393	2,868,704
nLight Inc (f)	267,140	7,693,632
Ouster Inc Class A (f)	14,766	421,274
PC Connection Inc	28,870	1,853,743
Plexus Corp (f)	20,586	2,820,488
Sanmina Corp (f)	144,665	17,001,031
SmartRent Inc Class A (f)	6,100	9,027
TD SYNNEX Corp	297,176	44,002,850
Teledyne Technologies Inc (f)	75,556	40,661,973
Trimble Inc (f)	203,806	16,471,601
TTM Technologies Inc (f)	474,010	21,126,626
Vishay Precision Group Inc (f)	374,636	10,647,155
Vontier Corp	337,514	14,482,726
Zebra Technologies Corp Class A (f)	74,342	23,573,105
		646,881,173
IT Services - 0.4%
Amdocs Ltd	430,136	36,806,738
ASGN Inc (f)	92,072	4,994,906
Cognizant Technology Solutions Corp Class A	1,214,366	87,737,944
DXC Technology Co (f)	292,394	4,225,093
EPAM Systems Inc (f)	41,533	7,324,760
Fastly Inc Class A (f)	3,000	22,829
Gartner Inc (f)	28,574	7,177,503
Globant SA (f)(g)	141,057	9,487,494
GoDaddy Inc Class A (f)	59,528	8,828,598
Hackett Group Inc/The	50,064	1,042,332
IBM Corporation	481,475	117,234,348
Kyndryl Holdings Inc (f)	43,697	1,389,128
MongoDB Inc Class A (f)	636	200,727
Snowflake Inc (f)	55,790	13,314,841
Twilio Inc Class A (f)	12,741	1,345,577
Unisys Corp (f)(g)	89,700	350,727
VeriSign Inc	1,197	327,224
		301,810,769
Semiconductors & Semiconductor Equipment - 8.7%
ACM Research Inc Class A (f)	217,001	6,123,768
Advanced Micro Devices Inc (f)	823,229	133,881,732
Aehr Test Systems (f)	86,410	2,155,930
Alpha & Omega Semiconductor Ltd (f)	5,396	155,243
Ambarella Inc (f)	25,818	2,129,469
Amkor Technology Inc	16,292	394,103
Analog Devices Inc	589,793	148,220,879
Applied Materials Inc	407,659	65,535,261
Astera Labs Inc (f)	91,383	16,649,983
Axcelis Technologies Inc (f)	60,672	4,856,187
Broadcom Inc	4,280,554	1,272,993,954
Cirrus Logic Inc (f)	210,080	23,989,035
Credo Technology Group Holding Ltd (f)	63,565	7,821,991
Diodes Inc (f)	88,590	4,822,397
Enphase Energy Inc (f)	19,000	716,300
Entegris Inc (g)	143,375	12,006,223
Everspin Technologies Inc (f)	5,200	33,436
First Solar Inc (f)	287,731	56,162,214
FormFactor Inc (f)	299,002	8,727,868
Impinj Inc (f)	10,213	1,914,631
Intel Corp (f)	1,127,487	27,454,308
KLA Corp	77,768	67,813,696
Lam Research Corp	329,035	32,952,855
Lattice Semiconductor Corp (f)	265,803	17,644,003
MACOM Technology Solutions Holdings Inc (f)	138,665	17,769,920
Marvell Technology Inc	438,982	27,596,603
Maxeon Solar Technologies Ltd (f)(g)	232	847
MaxLinear Inc Class A (f)	37,632	591,575
Microchip Technology Inc	262,800	17,082,000
Micron Technology Inc	1,579,831	188,015,687
MKS Inc	55,683	5,754,281
Monolithic Power Systems Inc	61,270	51,207,015
NVE Corp (g)	9,556	617,126
NVIDIA Corp	24,863,394	4,330,705,968
ON Semiconductor Corp (f)	343,115	17,015,073
Onto Innovation Inc (f)	120,796	12,804,376
PDF Solutions Inc (f)	3,100	63,395
Photronics Inc (f)(g)	127,302	2,885,936
Power Integrations Inc (g)	116,649	5,260,870
Qorvo Inc (f)	17,773	1,612,011
QUALCOMM Inc	1,423,855	228,856,214
Rambus Inc (f)	32,857	2,423,861
Semtech Corp (f)	269,266	15,641,662
Silicon Laboratories Inc (f)	7,697	1,034,092
SiTime Corp (f)	32,331	7,813,433
Skyworks Solutions Inc	100,400	7,523,976
Synaptics Inc (f)	61,244	4,278,506
Texas Instruments Inc	1,041,262	210,834,730
Ultra Clean Holdings Inc (f)	200	4,804
		7,072,549,427
Software - 7.9%
8x8 Inc (f)	43,965	87,051
ACI Worldwide Inc (f)	463,241	22,860,943
Adobe Inc (f)	294,153	104,924,375
Agilysys Inc (f)	75,637	8,253,509
Alarm.com Holdings Inc (f)	49,038	2,875,098
Amplitude Inc Class A (f)	125,770	1,437,551
AppLovin Corp Class A (f)	22,190	10,619,912
Asana Inc Class A (f)(g)	166,502	2,430,929
Atlassian Corp Class A (f)	4,700	835,566
Aurora Innovation Inc Class A (f)(g)	663,060	3,733,028
Autodesk Inc (f)	309,054	97,259,294
AvePoint Inc Class A (f)	268,376	4,390,631
Bentley Systems Inc Class B (g)	151,739	8,444,275
BitMine Immersion Technologies Inc (f)	20,100	876,762
Box Inc Class A (f)	53,900	1,758,757
Braze Inc Class A (f)	13,078	362,261
C3.ai Inc Class A (f)(g)	12,490	211,206
Cadence Design Systems Inc (f)	312,349	109,456,460
Ccc Intelligent Solutions Holdings Inc Class A (f)(g)	1,021,747	10,115,295
Cerence Inc (f)	100	1,053
Clear Secure Inc Class A (g)	186,026	6,754,604
Clearwater Analytics Holdings Inc Class A (f)	449,140	9,283,724
Commvault Systems Inc (f)	109,928	20,517,512
Confluent Inc Class A (f)	642,270	12,755,482
Consensus Cloud Solutions Inc (f)	4,656	123,710
Crowdstrike Holdings Inc Class A (f)	89,458	37,903,355
Datadog Inc Class A (f)	301,700	41,236,356
Dolby Laboratories Inc Class A	125,437	8,991,324
Domo Inc Class B (f)	824,031	12,096,775
Dropbox Inc Class A (f)	577,900	16,793,774
Dynatrace Inc (f)	222,047	11,235,578
Elastic NV (f)	89,214	7,588,543
Fair Isaac Corp (f)	19,439	29,579,160
Figma Inc Class A	4,300	302,204
Five9 Inc (f)(g)	52,146	1,403,770
Fortinet Inc (f)	674,404	53,122,803
Freshworks Inc Class A (f)	91,110	1,227,252
Gen Digital Inc	1,299,207	39,236,051
Gitlab Inc Class A (f)	61,827	2,968,933
Guidewire Software Inc (f)	36,776	7,981,128
HubSpot Inc (f)	1,400	676,438
I3 Verticals Inc Class A (f)(g)	425,676	13,387,510
Informatica Inc Class A (f)	74,615	1,860,152
Intapp Inc (f)	12,232	562,550
InterDigital Inc	1,102	299,424
Intuit Inc	187,321	124,943,107
JFrog Ltd (f)	24,235	1,196,482
Klaviyo Inc Class A (f)	55,300	1,793,932
LiveRamp Holdings Inc (f)	80,792	2,255,713
Manhattan Associates Inc (f)	197,576	42,565,773
Microsoft Corp	7,917,708	4,011,823,467
Monday.com Ltd (f)	31,501	6,079,693
N-able Inc/US (f)(g)	56,300	453,778
NCR Voyix Corp (f)(g)	284,958	3,755,746
NextNav Inc Class A (f)	200	3,562
Nutanix Inc Class A (f)	50,318	3,381,873
Ooma Inc (f)	22,185	286,630
Oracle Corp	1,909,077	431,699,582
Palantir Technologies Inc Class A (f)	1,362,222	213,473,810
Palo Alto Networks Inc (f)	336,657	64,139,892
Pivotal Software Inc Class A rights (f)(i)	182,200	2
Porch Group Inc (f)	606,091	10,285,364
Procore Technologies Inc (f)	227,700	15,827,427
PROS Holdings Inc (f)	225,961	3,502,396
PTC Inc (f)	89,200	19,044,200
Q2 Holdings Inc (f)	6,031	474,821
Qualys Inc (f)	105,909	14,383,501
Rapid7 Inc (f)	43,352	897,820
RingCentral Inc Class A (f)	70,826	2,160,901
Roper Technologies Inc	234,807	123,581,272
Rubrik Inc Class A (f)	19,403	1,734,628
SailPoint Inc (g)	522,686	10,788,239
Salesforce Inc	1,076,763	275,920,519
SentinelOne Inc Class A (f)	12,400	233,864
Servicenow Inc (f)	201,590	184,950,761
ServiceTitan Inc Class A (f)	98,100	10,519,263
SoundThinking Inc (f)	2,680	34,116
Synopsys Inc (f)	92,026	55,539,532
Tenable Holdings Inc (f)	99,101	3,064,203
Teradata Corp (f)	215,201	4,514,917
Tyler Technologies Inc (f)	32,481	18,282,905
UiPath Inc Class A (f)	108,900	1,210,968
Unity Software Inc (f)	24,663	971,969
Upland Software Inc (f)	16,600	46,978
Varonis Systems Inc (f)	51,199	3,021,765
Verint Systems Inc (f)	25,489	519,721
Weave Communications Inc (f)	542,444	4,220,214
Workday Inc Class A (f)	134,556	31,058,216
Workiva Inc Class A (f)	21,926	1,803,194
Xperi Inc (f)	68,748	412,488
Zeta Global Holdings Corp Class A (f)	765,060	15,025,778
Zoom Communications Inc Class A (f)	6,095	496,255
		6,451,203,305
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	13,930,994	3,233,940,948
Dell Technologies Inc Class C	388,700	47,479,705
Diebold Nixdorf Inc (f)(g)	285,352	17,437,861
Hewlett Packard Enterprise Co	860,848	19,429,339
HP Inc	640,455	18,278,586
Immersion Corp (g)	35,100	247,806
IonQ Inc (f)(g)	39,202	1,675,493
NetApp Inc	171,532	19,347,094
Pure Storage Inc Class A (f)	813,876	63,164,916
Seagate Technology Holdings PLC	605,694	101,393,176
Super Micro Computer Inc (f)(g)	71,456	2,968,282
Western Digital Corp	92,780	7,453,945
		3,532,817,151
TOTAL INFORMATION TECHNOLOGY		18,641,779,977

Materials - 1.7%
Chemicals - 0.9%
Air Products and Chemicals Inc	10,926	3,213,446
Albemarle Corp (g)	53,239	4,521,056
Alto Ingredients Inc (f)	23,100	26,103
American Vanguard Corp (f)	18,953	102,346
Ashland Inc	18,800	1,055,620
Avient Corp	497,988	18,624,751
Axalta Coating Systems Ltd (f)	96,161	3,005,993
Balchem Corp	73,261	11,874,875
Cabot Corp	26,046	2,124,312
Celanese Corp	113,465	5,404,338
CF Industries Holdings Inc	405,642	35,140,766
Chemours Co/The	25,599	394,225
Corteva Inc	563,176	41,782,027
Dow Inc	151,100	3,721,593
DuPont de Nemours Inc	95,049	7,311,169
Eastman Chemical Co	98,600	6,935,524
Ecolab Inc	482,033	133,542,423
Element Solutions Inc	32,827	844,310
FMC Corp	125,730	4,916,043
Huntsman Corp	355,984	3,972,781
Ingevity Corp (f)	21,722	1,268,130
Innospec Inc	50,751	4,445,280
International Flavors & Fragrances Inc	31,866	2,151,274
Intrepid Potash Inc (f)	800	24,344
Linde PLC	464,563	222,195,838
LyondellBasell Industries NV Class A1	28,300	1,594,705
Mativ Holdings Inc	140,484	1,765,884
Minerals Technologies Inc	107,950	7,065,328
Mosaic Co/The	685,136	22,883,542
NewMarket Corp	29,148	24,104,230
Olin Corp	84,791	2,006,155
PPG Industries Inc	342,391	38,084,151
Quaker Chemical Corp (g)	31,813	4,615,112
Rayonier Advanced Materials Inc (f)	66,080	368,066
RPM International Inc	476,504	59,710,716
Scotts Miracle-Gro Co/The	1,000	61,220
Sherwin-Williams Co/The	256,767	93,933,072
Tronox Holdings PLC	76,508	327,454
		775,118,202
Construction Materials - 0.3%
CRH PLC	240,400	27,153,180
Eagle Materials Inc	137,904	31,842,034
James Hardie Industries PLC (f)	742,488	14,946,283
Martin Marietta Materials Inc	164,375	101,320,750
United States Lime & Minerals Inc	24,831	3,126,720
Vulcan Materials Co	141,951	41,330,453
		219,719,420
Containers & Packaging - 0.2%
Amcor PLC	65,924	568,924
AptarGroup Inc	208,339	29,015,373
Ball Corp	532,261	28,018,219
Crown Holdings Inc	119,295	11,855,537
Graphic Packaging Holding CO (g)	483,944	10,777,433
Greif Inc Class A	4,824	315,055
International Paper Co	578,493	28,739,532
O-I Glass Inc (f)	771,329	10,019,564
Packaging Corp of America	136,321	29,712,525
Smurfit WestRock PLC (g)	84,400	3,997,184
		153,019,346
Metals & Mining - 0.3%
Alcoa Corp	12,953	416,957
Alpha Metallurgical Resources Inc (f)	12,902	1,924,849
Carpenter Technology Corp	44,175	10,640,874
Century Aluminum Co (f)	108,415	2,420,907
Cleveland-Cliffs Inc (f)(g)	289,191	3,108,803
Coeur Mining Inc (f)	232,115	3,052,312
Compass Minerals International Inc (f)(g)	36,907	703,078
Constellium SE (f)	135,184	1,958,816
Freeport-McMoRan Inc	1,243,069	55,192,265
Hecla Mining Co	285,748	2,431,715
Kaiser Aluminum Corp	17,816	1,387,332
Materion Corp	8,561	948,559
MP Materials Corp (f)	17,040	1,212,226
Newmont Corp	961,283	71,519,456
Nucor Corp	147,214	21,895,138
Olympic Steel Inc	37,148	1,252,259
Piedmont Lithium Inc (f)	8,411	60,980
Ramaco Resources Inc Class A (f)(g)	30,560	792,421
Ramaco Resources Inc Class B	281	4,566
Reliance Inc	89,663	26,509,763
Royal Gold Inc	152,340	27,357,217
Ryerson Holding Corp (g)	12,353	281,648
Steel Dynamics Inc	242,358	31,729,509
SunCoke Energy Inc	152,209	1,175,053
Warrior Met Coal Inc (g)	85,365	5,219,216
		273,195,919
Paper & Forest Products - 0.0%
Clearwater Paper Corp (f)	3,900	84,123
Louisiana-Pacific Corp	64,072	6,093,888
Magnera Corp (f)	6,688	82,931
Sylvamo Corp	77,626	3,580,887
		9,841,829
TOTAL MATERIALS		1,430,894,716

Real Estate - 1.5%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	63,467	1,227,452
Alpine Income Property Trust Inc	5,400	82,458
American Assets Trust Inc	17,600	367,840
Armada Hoffler Properties Inc Class A	536	3,901
Broadstone Net Lease Inc Class A	269,993	5,019,170
Essential Properties Realty Trust Inc	53,909	1,688,430
		8,389,251
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	553,625	45,640,845
American Healthcare REIT Inc	305,370	13,066,782
CareTrust REIT Inc	12,970	446,298
Community Healthcare Trust Inc	6,100	94,000
Healthcare Realty Trust Inc	680,513	11,827,316
Healthpeak Properties Inc	20,800	373,152
LTC Properties Inc	4,563	166,550
Omega Healthcare Investors Inc	347,405	14,789,031
Sabra Health Care REIT Inc	51,384	981,948
Ventas Inc	1,342,291	91,383,171
Welltower Inc	480,877	80,921,982
		259,691,075
Hotel & Resort REITs - 0.0%
Chatham Lodging Trust	22,784	173,842
DiamondRock Hospitality Co	59,622	510,364
Host Hotels & Resorts Inc	800,626	13,778,773
RLJ Lodging Trust	306,315	2,358,626
Ryman Hospitality Properties Inc	61,279	6,053,752
		22,875,357
Industrial REITs - 0.2%
Americold Realty Trust Inc	647,317	9,347,257
EastGroup Properties Inc	53,400	9,054,504
First Industrial Realty Trust Inc	243,113	12,787,744
Industrial Logistics Properties Trust	13,500	83,160
Plymouth Industrial REIT Inc	717	15,774
Prologis Inc	442,288	50,323,529
Rexford Industrial Realty Inc	970,473	40,187,287
STAG Industrial Inc Class A	218,698	8,059,021
Terreno Realty Corp	24,782	1,431,656
		131,289,932
Office REITs - 0.0%
Brandywine Realty Trust	656,800	2,797,968
City Office Reit Inc	8,100	56,133
COPT Defense Properties	488,603	14,061,995
Empire State Realty Trust Inc Class A	5,382	41,172
Franklin Street Properties Corp	15,640	25,962
Hudson Pacific Properties Inc (f)	23,000	64,630
Kilroy Realty Corp	30,382	1,263,587
Office Properties Income Trust (g)	73,806	15,750
Orion Properties Inc	15,100	44,847
Piedmont Realty Trust Inc Class A1	784,400	6,643,869
Vornado Realty Trust	24,465	930,404
		25,946,317
Real Estate Management & Development - 0.1%
Anywhere Real Estate Inc (f)	307,510	1,878,886
CBRE Group Inc Class A (f)	191,553	31,054,572
Compass Inc Class A (f)	132,805	1,205,869
CoStar Group Inc (f)	359,087	32,134,697
Douglas Elliman Inc (f)	1,088,774	2,961,465
Forestar Group Inc (f)	7,800	215,826
Howard Hughes Holdings Inc (f)	63,221	4,821,866
Jones Lang LaSalle Inc (f)	104,871	32,045,431
Kennedy-Wilson Holdings Inc	62,985	554,268
Marcus & Millichap Inc	6,906	225,067
Newmark Group Inc Class A	19,288	351,234
RE/MAX Holdings Inc Class A (f)	12,581	118,513
Seritage Growth Properties Class A (f)	30,600	112,302
Zillow Group Inc Class A (f)	7,701	627,477
Zillow Group Inc Class C (f)	17,156	1,446,423
		109,753,896
Residential REITs - 0.1%
American Homes 4 Rent Class A	35,494	1,271,395
Apartment Investment and Management Co Class A	27,100	212,193
AvalonBay Communities Inc	64,635	12,658,765
Camden Property Trust	170,691	19,113,978
Elme Communities	100	1,708
Equity LifeStyle Properties Inc	187,908	11,328,973
Equity Residential	190,181	12,574,768
Essex Property Trust Inc	57,052	15,416,021
Independence Realty Trust Inc	570,325	10,328,586
Invitation Homes Inc	116,497	3,645,191
NexPoint Residential Trust Inc	35,360	1,220,274
Sun Communities Inc	199,030	25,250,936
UDR Inc	1,400	55,398
Veris Residential Inc	18,543	291,681
		113,369,867
Retail REITs - 0.2%
Agree Realty Corp (g)	249,540	18,151,540
Brixmor Property Group Inc	25,457	712,541
Curbline Properties Corp	41,036	924,541
Federal Realty Investment Trust	3,700	372,035
FrontView REIT Inc	14,395	192,461
InvenTrust Properties Corp	18,800	559,676
Kimco Realty Corp	1,898,408	42,695,196
Kite Realty Group Trust	2,800	63,896
Macerich Co/The	84,275	1,550,660
NETSTREIT Corp	800	14,632
NNN REIT Inc (g)	280,420	12,032,822
Realty Income Corp	76,600	4,501,016
Regency Centers Corp	445,770	32,318,325
Saul Centers Inc	5,900	201,603
Simon Property Group Inc	131,383	23,735,653
SITE Centers Corp	144,590	1,775,565
Tanger Inc	35,066	1,198,556
Urban Edge Properties	49,395	1,021,983
		142,022,701
Specialized REITs - 0.6%
American Tower Corp	637,794	130,014,308
Crown Castle Inc	122,393	12,134,042
CubeSmart	690,535	28,256,692
Digital Realty Trust Inc	235,040	39,402,106
Equinix Inc	149,690	117,684,781
Extra Space Storage Inc	984	141,283
Four Corners Property Trust Inc	65,651	1,699,704
Gaming and Leisure Properties Inc	30,425	1,460,704
Iron Mountain Inc	24,856	2,294,954
Lamar Advertising Co Class A	184,084	23,424,689
Public Storage Operating Co	64,062	18,872,025
Rayonier Inc	8,700	228,636
SBA Communications Corp Class A	2,600	532,610
VICI Properties Inc	67,064	2,265,422
Weyerhaeuser Co	62,489	1,616,590
		380,028,546
TOTAL REAL ESTATE		1,193,366,942

Utilities - 1.8%
Electric Utilities - 1.3%
Alliant Energy Corp	93,600	6,090,552
American Electric Power Co Inc	163,408	18,141,556
Constellation Energy Corp	242,224	74,600,148
Duke Energy Corp	327,194	40,077,993
Edison International	377,801	21,205,970
Entergy Corp	873,191	76,919,395
Evergy Inc	128,845	9,181,495
Eversource Energy	218,923	14,026,397
Exelon Corp	403,080	17,606,534
FirstEnergy Corp	1,115,011	48,636,780
IDACORP Inc (g)	219,732	27,488,473
NextEra Energy Inc	3,260,417	234,913,045
NRG Energy Inc	286,383	41,685,909
OGE Energy Corp	62,000	2,768,920
Otter Tail Corp	250	20,998
PG&E Corp	4,467,106	68,257,380
Pinnacle West Capital Corp	8,272	739,186
Portland General Electric Co	86,157	3,685,796
PPL Corp	2,669,446	97,354,696
Southern Co/The	1,912,098	176,486,645
TXNM Energy Inc	162,631	9,211,420
Xcel Energy Inc	759,449	54,976,513
		1,044,075,801
Gas Utilities - 0.1%
Atmos Energy Corp	230,282	38,256,749
MDU Resources Group Inc	490,178	7,985,000
National Fuel Gas Co	175,959	15,262,684
New Jersey Resources Corp	163,845	7,748,229
ONE Gas Inc (g)	125,147	9,573,746
Southwest Gas Holdings Inc	173,706	13,875,635
UGI Corp	415,000	14,375,600
		107,077,643
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	274,202	3,712,695
Clearway Energy Inc Class C (g)	11,300	336,853
Montauk Renewables Inc (f)	5,779	12,425
Talen Energy Corp (f)	103,575	39,246,639
Vistra Corp	266,813	50,457,006
		93,765,618
Multi-Utilities - 0.3%
Ameren Corp	193,548	19,312,219
Avista Corp	146,984	5,370,795
Black Hills Corp	3,523	210,711
CenterPoint Energy Inc	67,747	2,554,739
CMS Energy Corp	286,072	20,474,173
Consolidated Edison Inc	542,057	53,246,259
Dominion Energy Inc (g)	275,813	16,521,199
DTE Energy Co	267,728	36,585,031
NiSource Inc	46,600	1,969,782
Northwestern Energy Group Inc	234,141	13,465,449
Public Service Enterprise Group Inc	265,779	21,881,585
Sempra	801,841	66,199,994
WEC Energy Group Inc	68,900	7,338,539
		265,130,475
Water Utilities - 0.0%
California Water Service Group	7,766	364,458
Consolidated Water Co Ltd (g)	30,429	1,012,373
H2O America	19,206	967,406
		2,344,237
TOTAL UTILITIES		1,512,393,774

TOTAL UNITED STATES		65,009,106,505
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (f)	100,968	1,769,614
TOTAL COMMON STOCKS (Cost $30,093,067,232)		66,493,460,112

Domestic Equity Funds - 16.4%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (j)	479,977	119,903,093
Fidelity Advisor Small Cap Growth Fund - Class Z (j)	17,559,200	613,869,616
Fidelity Extended Market Index Fund (j)	22,485,562	2,227,644,638
Fidelity Growth Company Fund (j)	88,189,463	3,941,187,119
Fidelity Mid Cap Index Fund (j)	89,176	3,287,036
Fidelity SAI Inflation-Focused Fund (j)	14	1,276
Fidelity SAI Real Estate Index Fund (j)	447,663	2,372,612
Fidelity SAI U.S. Large Cap Index Fund (j)	47,947,196	1,234,160,836
Fidelity SAI U.S. Low Volatility Index Fund (j)	16,057,742	374,145,393
Fidelity SAI U.S. Momentum Index Fund (j)	31,238,269	596,338,554
Fidelity SAI U.S. Quality Index Fund (j)	134,432,106	3,169,909,063
iShares Core S&P 500 ETF (n)	1,725,862	1,118,910,852
SPDR S&P 500 ETF	53,884	34,757,874
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,869,272,851)		13,436,487,962

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 10/1/2025 (k)	BRL	34,000,000	6,191,633
Brazilian Federative Republic Treasury Bills 0% 4/1/2026 (k)	BRL	84,500,000	14,375,433
TOTAL BRAZIL			20,567,066
COLOMBIA - 0.0%
Colombian Republic 8.375% 11/7/2054		2,200,000	2,237,730
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 6.625% 3/22/2048 (h)	EUR	1,700,000	1,605,364
ECUADOR - 0.0%
Republic of Ecuador 0% 7/31/2030 (h)(k)		1,500,000	1,126,312
JAPAN - 0.0%
Japan Government 2.4% 3/20/2055	JPY	620,000,000	3,637,941
MEXICO - 0.0%
United Mexican States 8.5% 3/1/2029	MXN	75,000,000	4,049,777
PERU - 0.0%
Peruvian Republic 5.4% 8/12/2034 (h)	PEN	23,900,000	6,471,639
Peruvian Republic 6.15% 8/12/2032 (b)	PEN	11,600,000	3,446,025
Peruvian Republic 6.85% 8/12/2035 (b)(h)	PEN	37,400,000	10,995,842
Peruvian Republic 6.95% 8/12/2031 (h)	PEN	3,281,000	1,017,858
Peruvian Republic 7.3% 8/12/2033 (b)(h)	PEN	1,000,000	311,315
TOTAL PERU			22,242,679
POLAND - 0.0%
Republic of Poland 4.75% 7/25/2029	PLN	6,800,000	1,866,589
ROMANIA - 0.0%
Romanian Republic 6.75% 7/11/2039 (h)	EUR	2,200,000	2,612,387
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 5.625% 1/13/2035 (b)		1,800,000	1,890,009
SOUTH AFRICA - 0.1%
South African Republic 7% 2/28/2031	ZAR	60,300,000	3,203,517
South African Republic 8% 1/31/2030	ZAR	321,400,000	18,146,058
South African Republic 8.875% 2/28/2035	ZAR	92,200,000	4,987,087
TOTAL SOUTH AFRICA			26,336,662
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,255,018)			88,172,516

Non-Convertible Corporate Bonds - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CPPIB Capital Inc 4.3% 6/2/2034 (h)	CAD	1,900,000	1,435,912
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (b)		300,000	327,713
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.876% 7/16/2030 (b)		200,000	203,088
Financials - 0.0%
Banks - 0.0%
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)		2,500,000	2,528,765
Sumitomo Mitsui Financial Group Inc 4.66% 7/8/2031 (c)		2,500,000	2,528,839
			5,057,604
TOTAL JAPAN			5,260,692
MEXICO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 6.35% 2/12/2048		700,000	524,132
Financials - 0.0%
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (b)		5,300,000	5,377,168
TOTAL MEXICO			5,901,300
PERU - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos del Peru SA 5.625% 6/19/2047 (h)		1,600,000	1,088,896
Financials - 0.0%
Financial Services - 0.0%
Credicorp Capital Sociedad Titulizadora SA 9.7% 3/5/2045 (b)	PEN	700,000	206,579
TOTAL PERU			1,295,475
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 6.537% 8/12/2033 (b)(c)		9,150,000	10,033,764
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 6.224% 5/9/2034 (c)		4,780,000	5,101,971
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp 5.75% 3/30/2032		100,000	103,594
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Mars Inc 5.2% 3/1/2035 (b)		200,000	201,854
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Viper Energy Partners LLC 5.7% 8/1/2035		800,000	802,136
Financials - 0.1%
Banks - 0.0%
JPMorgan Chase & Co 4.946% 10/22/2035 (c)		600,000	596,612
JPMorgan Chase & Co 4.995% 7/22/2030 (c)		4,910,000	5,035,779
JPMorgan Chase & Co 5.766% 4/22/2035 (c)		4,700,000	4,963,164
Wells Fargo & Co 5.198% 1/23/2030 (c)		4,880,000	5,026,439
Wells Fargo & Co 5.557% 7/25/2034 (c)		4,820,000	5,004,615
			20,626,609
Capital Markets - 0.1%
Athene Global Funding 2.673% 6/7/2031 (b)		700,000	624,647
Athene Global Funding 5.033% 7/17/2030 (b)		4,600,000	4,672,281
GA Global Funding Trust 5.5% 4/1/2032 (b)		200,000	204,824
GA Global Funding Trust 5.9% 1/13/2035 (b)		400,000	411,249
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (c)		9,430,000	9,943,368
Morgan Stanley 5.424% 7/21/2034 (c)		4,840,000	4,996,977
			20,853,346
Insurance - 0.0%
F&G Global Funding 5.875% 1/16/2030 (b)		200,000	206,696
Jackson National Life Global Funding 5.35% 1/13/2030 (b)		2,400,000	2,489,116
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3199% 1/14/2028 (b)(c)(d)		200,000	200,575
			2,896,387
TOTAL FINANCIALS			44,376,342

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc 3.419% 4/15/2033 (b)		1,000,000	911,305
Utilities - 0.0%
Electric Utilities - 0.0%
Pacific Gas and Electric Co 3.3% 12/1/2027		200,000	195,250
Pacific Gas and Electric Co 4.5% 7/1/2040		699,000	596,543
Pacific Gas and Electric Co 5.45% 6/15/2027		100,000	101,499
Pacific Gas and Electric Co 5.7% 3/1/2035		300,000	304,084
Pacific Gas and Electric Co 6.15% 1/15/2033		800,000	840,457
Pacific Gas and Electric Co 6.15% 3/1/2055		400,000	387,059
Pacific Gas and Electric Co 6.7% 4/1/2053		1,984,000	2,049,606
Southern California Edison Co 3.45% 2/1/2052		200,000	130,017
Southern California Edison Co 4.65% 10/1/2043		700,000	588,757
Southern California Edison Co 4.7% 6/1/2027		800,000	804,323
Southern California Edison Co 4.875% 3/1/2049		600,000	499,665
Southern California Edison Co 5.2% 6/1/2034		900,000	895,349
			7,392,609
TOTAL UNITED STATES			53,787,840
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $82,243,153)			83,144,667

Repurchase Agreements - 0.4%
	Maturity Amount ($)	Value ($)
Citigroup Global Markets, Inc. 4.44%, dated 9/2/2025 due 9/3/2025 (l)	143,917,748	143,900,000
Repurchase Agreements*	196,896,651	196,800,000
TOTAL REPURCHASE AGREEMENTS (Cost $340,700,000)		340,700,000

U.S. Government Agency - Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
Fannie Mae 4.7051% 9/1/2031 (c)	3,900,000	3,980,998
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2054	673,934	629,549
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	630,999	589,737
Fannie Mae Mortgage pass-thru certificates 4.01% 11/1/2029	2,000,000	1,998,536
Fannie Mae Mortgage pass-thru certificates 4.045% 12/1/2029	2,000,000	2,000,463
Fannie Mae Mortgage pass-thru certificates 4.3% 11/1/2029	2,000,000	2,021,020
Fannie Mae Mortgage pass-thru certificates 4.3% 12/1/2029	1,704,000	1,721,959
Fannie Mae Mortgage pass-thru certificates 4.45% 1/1/2030	10,000,000	10,166,296
Fannie Mae Mortgage pass-thru certificates 4.72% 10/1/2028	1,000,000	1,023,823
Fannie Mae Mortgage pass-thru certificates 4.72% 8/1/2030	683,386	701,063
Fannie Mae Mortgage pass-thru certificates 4.77% 10/1/2028	500,000	512,647
Fannie Mae Mortgage pass-thru certificates 4.86% 8/1/2030	600,000	615,061
Fannie Mae Mortgage pass-thru certificates 5.24% 1/1/2034	6,106,000	6,386,657
Fannie Mae Mortgage pass-thru certificates 5.34% 10/1/2032	3,109,424	3,253,208
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	187,566	188,712
Fannie Mae Mortgage pass-thru certificates 5.65% 10/1/2030	1,910,660	2,025,139
Fannie Mae Mortgage pass-thru certificates 5.73% 11/1/2030	1,998,000	2,118,710
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054	576,386	598,709
Freddie Mac Gold Pool 6% 12/1/2053	53,106	54,421
Ginnie Mae II Pool 4% 9/1/2055 (m)	19,290,000	17,988,859
Ginnie Mae II Pool 4.5% 9/1/2055 (m)	3,220,000	3,100,278
Uniform Mortgage Backed Securities 4% 9/1/2055 (m)	38,660,000	36,082,163
Uniform Mortgage Backed Securities 4% 10/1/2055 (m)	38,660,000	36,068,570
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (m)	57,400,000	55,211,625
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (m)	57,400,000	55,169,023
Uniform Mortgage Backed Securities 5% 9/1/2055 (m)	61,710,000	60,859,075
Uniform Mortgage Backed Securities 5% 10/1/2055 (m)	61,710,000	60,818,093
Uniform Mortgage Backed Securities 6% 9/1/2055 (m)	114,735,000	117,226,907
Uniform Mortgage Backed Securities 6% 10/1/2055 (m)	114,735,000	117,128,304
Uniform Mortgage Backed Securities 6.5% 10/1/2055 (m)	111,700,000	115,688,025
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (m)	200,490,000	207,749,923
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $917,161,502)		923,677,552

Commercial Paper - 0.0%
	Yield (%) (o)	Principal Amount (a)	Value ($)
AbbVie Inc 0% 9/19/2025	4.54	10,800,000	10,771,524
Alimentation Couche-Tard Inc 0% 9/11/2025	4.59	1,200,000	1,198,014
Canadian Natural Resources Ltd yankee 0% 9/25/2025	4.72	3,450,000	3,437,820
Enbridge US Inc 0% 9/29/2025	4.56	2,000,000	1,992,267
Eversource Energy 0% 9/24/2025	4.67	400,000	398,667
HCA Inc 0% 9/10/2025	4.87	1,800,000	1,797,089
HCA Inc 0% 9/15/2025	4.87	420,000	419,035
Thermo Fisher Scientific Inc 0% 9/22/2025	4.55	4,200,000	4,187,379
TOTAL COMMERCIAL PAPER (Cost $24,210,881)			24,201,795

U.S. Treasury Obligations - 0.1%
		Yield (%) (o)	Principal Amount (a)	Value ($)
United Mexican States Inflation-Indexed 4% 8/24/2034	MXN	4.44	42,998,524	2,155,496
US Treasury Bills 0% 10/2/2025 (u)		4.30	557,000	555,041
US Treasury Bills 0% 10/21/2025 (t)		4.24 to 4.26	1,591,000	1,582,008
US Treasury Bills 0% 10/30/2025 (p)(t)		4.23	9,279,000	9,216,966
US Treasury Bills 0% 11/13/2025 (k)(p)		4.15	359,000	356,071
US Treasury Bills 0% 9/11/2025		4.30	24,000	23,974
US Treasury Bills 0% 9/16/2025 (t)		4.26	252,000	251,581
US Treasury Bills 0% 9/30/2025 (p)(t)		4.30	40,002,000	39,869,927
US Treasury Bills 0% 9/4/2025		4.28	7,310,000	7,308,280
US Treasury Bonds 4.625% 11/15/2044		4.78	7,980,000	7,741,223
US Treasury Bonds Inflation-Indexed 1% 2/15/2046 (u)		1.91 to 2.32	9,284,339	6,965,809
US Treasury Notes 3.875% 7/31/2030 (p)		3.85	12,900,000	13,003,805
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033 (p)(u)		1.49 to 2.03	18,427,088	18,171,794
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034		1.73 to 1.78	10,074,106	10,212,885
TOTAL U.S. TREASURY OBLIGATIONS (Cost $117,238,332)				117,414,860

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	4.36	25,000,047	25,005,047
Fidelity Securities Lending Cash Central Fund (q)(r)	4.36	995,471,228	995,570,776
Invesco Government & Agency Portfolio Institutional Class (s)	4.21	751,161,110	751,161,110
TOTAL MONEY MARKET FUNDS (Cost $1,771,736,933)			1,771,736,933

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 3.75% and pay annually a floating rate based on US SOFR Index, expiring November 2026	10/30/2025	64,400,000	156,294
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.222% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/4/2026	600,000	6,010
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 2.972% and pay semi-annually a floating rate based on US SOFR Index, expiring August 2036	8/6/2026	1,200,000	7,195
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 2.965% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/5/2026	1,200,000	7,110
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.215% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/5/2026	600,000	5,938
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.427% and pay a annually floating rate based on US SOFR Index, expiring August 2045	8/6/2035	3,400,000	266,643
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.656% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/20/2035	3,400,000	289,659
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.693% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/27/2035	5,100,000	440,211
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.628% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/20/2035	14,300,000	1,205,789
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.6275% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/21/2035	11,400,000	960,635
Option on an interest rate swap with Deutsche Bank AG/London to receive at maturity a fixed rate of 3.1625% and pay at maturity a floating rate based on US SOFR Index, expiring August 2028	8/23/2027	548,300,000	2,915,717
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.245% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/7/2026	600,000	6,321
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/23/2027	28,600,000	2,230,017
Option on an interest rate swap with JP Morgan Securities PLC to receive annually a fixed rate of 4.485% and pay annually a floating rate based on US SOFR Index, expiring August 2045	7/31/2035	23,100,000	1,851,521
Option on an interest rate swap with JP Morgan Securities PLC to receive annually a fixed rate of 2.995% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/7/2026	1,300,000	8,231

TOTAL PUT SWAPTIONS			10,357,291
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.427% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/6/2035	3,400,000	313,919
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.656% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/20/2035	3,400,000	294,001
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.693% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/27/2035	5,100,000	436,346
Option on an interest rate swap with Citibank NA to receive at maturity a fixed rate of 5.85% and pay at maturity a floating rate based on US SOFR Index, expiring November 2026	11/21/2025	20,900,000	2
Option on an interest rate swap with Citibank NA to receive at maturity a fixed rate of 5.85% and pay at maturity a floating rate based on US SOFR Index, expiring November 2026	11/24/2025	8,000,000	0
Option on an interest rate swap with Deutsche Bank AG/London to receive at maturity a fixed rate of 3.1625% and pay at maturity a floating rate based on US SOFR Index, expiring August 2028	8/23/2027	548,300,000	2,546,738
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.485% and pay annually a floating rate based on US SOFR Index, expiring August 2045	7/31/2035	23,100,000	2,098,959
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/23/2027	37,400,000	3,105,120

TOTAL CALL SWAPTIONS			8,795,085
TOTAL PURCHASED SWAPTIONS (Cost $19,568,610)			19,152,376

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
USD/HKD Cross Currency Contracts	Bank of America NA	19,200,000	19,200,000	7.8	8/14/2026	22,285
USD/HKD Cross Currency Contracts	Goldman Sachs Bank USA	4,900,000	4,900,000	7.8	8/14/2026	5,687
USD/HKD Cross Currency Contracts	Bank of America NA	48,300,000	48,300,000	7.8	8/24/2026	57,839

						85,811
Put Options
S&P 500 Index	Chicago Board Options Exchange	69	44,575,794	5,825	9/3/2025	1,725
S&P 500 Index	Chicago Board Options Exchange	129	83,337,354	5,750	9/3/2025	2,580
S&P 500 Index	Chicago Board Options Exchange	70	45,221,820	5,825	9/10/2025	10,150
S&P 500 Index	Chicago Board Options Exchange	64	41,345,664	5,750	9/10/2025	8,000
S&P 500 Index	Chicago Board Options Exchange	65	41,991,690	5,850	9/10/2025	10,075
S&P 500 Index	Chicago Board Options Exchange	65	41,991,690	5,750	9/17/2025	23,400
S&P 500 Index	Chicago Board Options Exchange	68	43,929,768	5,850	9/17/2025	29,920
S&P 500 Index	Chicago Board Options Exchange	70	45,221,820	5,850	9/24/2025	53,200
Fannie Mae 6% 11/30/2055	Bank of America NA	33,000,000	33,000,000	99.55	11/6/2025	9,544

						148,594
TOTAL PURCHASED OPTIONS (Cost $455,378)						234,405

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $42,804,419,970)	83,786,231,317
NET OTHER ASSETS (LIABILITIES) - (2.3)% (v)(w)	(1,920,754,460)
NET ASSETS - 100.0%	81,865,476,857

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Uniform Mortgage Backed Securities 4% 9/1/2055	(38,660,000)	(36,082,163)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(57,400,000)	(55,211,625)
Uniform Mortgage Backed Securities 5% 9/1/2055	(61,710,000)	(60,859,075)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(30,000)	(30,178)
Uniform Mortgage Backed Securities 6% 9/1/2055	(114,735,000)	(117,226,907)
Uniform Mortgage Backed Securities 6.5% 9/1/2055	(111,700,000)	(115,744,756)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(385,154,704)

TOTAL TBA SALE COMMITMENTS (Proceeds $383,602,880)		(385,154,704)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Barclays Bank PLC to receive at maturity a fixed rate of 2.83% and pay at maturity a floating rate based on US SOFR Index, expiring November 2026	10/30/2025	64,400,000	(10,202)
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 3.29% and pay annually a floating rate based on US SOFR Index, expiring November 2026	10/30/2025	64,400,000	(39,900)

TOTAL PUT SWAPTIONS			(50,102)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.131% and pay annually a floating rate based on US SOFR Index, expiring November 2032	11/6/2025	22,000,000	(7,670)

TOTAL WRITTEN SWAPTIONS			(57,772)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	2,181	9/19/2025	705,853,388	31,966,340	31,966,340
CME E-Mini S&P MidCap 400 Index Contracts (United States)	6	9/19/2025	1,955,100	134,491	134,491
CME Russell 2000 Index Contracts (United States)	62	9/19/2025	7,346,380	417,558	417,558

TOTAL EQUITY CONTRACTS					32,518,389

Interest Rate Contracts
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	148	12/19/2025	16,934,438	67,097	67,097
CBOT 2Y US Treasury Notes Contracts (United States)	809	12/31/2025	168,746,023	235,556	235,556
CBOT 5Y US Treasury Notes Contracts (United States)	1,111	12/31/2025	121,654,500	317,835	317,835

TOTAL INTEREST RATE CONTRACTS					620,488

TOTAL PURCHASED					33,138,877

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	264	12/19/2025	29,704,125	(136,455)	(136,455)
CBOT US Treasury Ultra Bond Contracts (United States)	185	12/19/2025	21,540,938	57,466	57,466

TOTAL SOLD					(78,989)

TOTAL FUTURES CONTRACTS					33,059,888
The notional amount of futures purchased as a percentage of Net Assets is 1.2%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	440	4,950,687,500	113.50	9/26/2025	137,500
USD/TRY Cross Currency Contracts	UBS AG/London	1,500,000	1,500,000	54.00	12/16/2025	19,212
USD/HKD Cross Currency Contracts	Bank of America NA	19,200,000	19,200,000	7.85	8/14/2026	13,031
USD/HKD Cross Currency Contracts	Goldman Sachs Bank USA	4,900,000	4,900,000	7.85	8/14/2026	3,326
USD/HKD Cross Currency Contracts	Bank of America NA	48,300,000	48,300,000	7.85	8/24/2026	33,867

						206,936
Put Options
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	440	4,950,687,500	111.00	9/26/2025	61,875
S&P 500 Index	Chicago Board Options Exchange	69	44,575,794	6,330.00	9/3/2025	14,145
S&P 500 Index	Chicago Board Options Exchange	62	40,053,612	6,270.00	9/3/2025	6,510
S&P 500 Index	Chicago Board Options Exchange	67	43,283,742	6,230.00	9/3/2025	5,193
S&P 500 Index	Chicago Board Options Exchange	64	41,345,664	6,250.00	9/10/2025	51,840
S&P 500 Index	Chicago Board Options Exchange	65	41,991,690	6,390.00	9/10/2025	162,825
S&P 500 Index	Chicago Board Options Exchange	70	45,221,820	6,310.00	9/10/2025	90,650
S&P 500 Index	Chicago Board Options Exchange	65	41,991,690	6,240.00	9/17/2025	123,175
S&P 500 Index	Chicago Board Options Exchange	68	43,929,768	6,375.00	9/17/2025	260,780
S&P 500 Index	Chicago Board Options Exchange	70	45,221,820	6,360.00	9/24/2025	324,800
Fannie Mae 4.5% 9/30/2055	Bank of America NA	11,000,000	11,000,000	94.88	9/8/2025	1,610
5Y CDX IG Series 44 Index	Goldman Sachs International	63,900,000	63,900,000	0.70	12/17/2025	64,690

						1,168,093
TOTAL WRITTEN OPTIONS						(1,375,029)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	1,796,572	USD	320,000	Bank of America NA	9/3/2025	11,358
BRL	32,143,416	USD	5,870,000	Barclays Bank PLC	9/3/2025	58,496
BRL	9,707,760	USD	1,788,987	Citibank NA	9/3/2025	1,501
BRL	5,768,764	USD	1,051,351	Citibank NA	9/3/2025	12,633
BRL	57,686	USD	10,651	JPMorgan Chase Bank NA	9/3/2025	(11)
BRL	7,928,536	USD	1,422,287	JPMorgan Chase Bank NA	9/3/2025	40,044
BRL	24,232,095	USD	4,465,593	JPMorgan Chase Bank NA	9/3/2025	3,748
BRL	63,300,000	USD	10,369,060	BNP Paribas SA	10/2/2025	1,218,247
BRL	2,800,000	USD	512,530	BNP Paribas SA	10/2/2025	21
BRL	1,700,000	USD	306,768	BNP Paribas SA	10/2/2025	4,424
BRL	1,700,000	USD	310,123	BNP Paribas SA	10/2/2025	1,069
BRL	3,553,746	USD	650,000	Bank of America NA	10/2/2025	527
BRL	55,325,317	USD	9,811,715	Goldman Sachs Bank USA	10/2/2025	315,796
BRL	3,615,982	USD	660,000	Goldman Sachs Bank USA	10/2/2025	1,919
BRL	6,900,000	USD	1,245,195	Goldman Sachs Bank USA	10/2/2025	17,876
BRL	6,900,000	USD	1,249,310	Goldman Sachs Bank USA	10/2/2025	13,762
BRL	32,453,279	USD	5,933,392	JPMorgan Chase Bank NA	10/2/2025	7,305
CAD	16,326,771	USD	11,797,618	JPMorgan Chase Bank NA	9/2/2025	90,663
CAD	14,806	USD	10,690	UBS AG	9/2/2025	91
CHF	1,005,920	USD	1,250,583	BNP Paribas SA	9/2/2025	6,581
CHF	1,015,180	USD	1,253,550	Citibank NA	9/2/2025	15,187
CHF	1,319,000	USD	1,644,784	UBS AG	9/2/2025	3,657
CHF	3,322,371	USD	4,143,016	Barclays Bank PLC	10/2/2025	24,063
EUR	1,467,000	USD	1,708,611	Citibank NA	9/2/2025	7,633
EUR	2,099,000	USD	2,456,275	JPMorgan Chase Bank NA	9/2/2025	(655)
EUR	44,862	USD	52,051	JPMorgan Chase Bank NA	9/2/2025	433
GBP	1,179,000	USD	1,588,780	BNP Paribas SA	9/2/2025	4,757
GBP	1,864,000	USD	2,503,132	JPMorgan Chase Bank NA	9/2/2025	16,250
GBP	3,043,000	USD	4,091,530	Barclays Bank PLC	10/2/2025	22,528
GBP	792,000	USD	1,069,708	UBS AG	10/2/2025	1,056
IDR	11,387,649,401	USD	690,391	BNP Paribas SA	9/17/2025	8
IDR	14,017,716,147	USD	855,819	BNP Paribas SA	9/17/2025	(5,967)
IDR	9,570,419,552	USD	583,406	Barclays Bank PLC	9/17/2025	(3,180)
IDR	6,031,991,497	USD	367,788	Goldman Sachs Bank USA	9/17/2025	(2,086)
IDR	16,829,357,166	USD	1,031,337	Goldman Sachs Bank USA	9/17/2025	(11,024)
IDR	23,224,844,783	USD	1,423,658	JPMorgan Chase Bank NA	9/17/2025	(15,605)
IDR	1,957,911,726	USD	118,710	JPMorgan Chase Bank NA	9/17/2025	(7)
IDR	58,721,630,000	USD	3,590,000	Barclays Bank PLC	9/26/2025	(30,471)
IDR	11,205,281,395	USD	677,978	Goldman Sachs Bank USA	10/15/2025	984
ILS	1,009,000	USD	300,085	Bank of America NA	10/15/2025	2,297
ILS	2,581,601	USD	755,561	Deutsche Bank AG	10/15/2025	18,103
ILS	1,039,000	USD	309,467	JPMorgan Chase Bank NA	10/15/2025	1,904
ILS	259,213	USD	75,749	UBS AG	10/15/2025	1,933
ILS	400,000	USD	120,476	Citibank NA	11/13/2025	(561)
ILS	403,000	USD	120,310	Citibank NA	11/13/2025	505
INR	504,369,830	USD	5,752,262	Citibank NA	9/17/2025	(32,808)
INR	66,828,369	USD	762,598	Citibank NA	9/17/2025	(4,778)
INR	33,545,530	USD	383,000	Citibank NA	9/17/2025	(2,600)
INR	78,494,279	USD	892,381	JPMorgan Chase Bank NA	9/17/2025	(2,271)
INR	76,494,831	USD	871,309	JPMorgan Chase Bank NA	9/17/2025	(3,873)
INR	78,352,158	USD	891,906	JPMorgan Chase Bank NA	9/17/2025	(3,408)
INR	560,077,110	USD	6,390,000	Barclays Bank PLC	9/26/2025	(41,429)
INR	68,005,287	USD	778,529	Citibank NA	10/17/2025	(8,492)
INR	75,652,485	USD	861,316	Citibank NA	10/17/2025	(4,688)
INR	75,255,966	USD	854,395	Citibank NA	10/17/2025	(2,257)
INR	67,670,168	USD	771,170	Goldman Sachs Bank USA	10/17/2025	(4,927)
JPY	635,466,942	USD	4,299,241	BNP Paribas SA	9/2/2025	24,987
JPY	549,051,141	USD	3,723,100	Bank of America NA	9/2/2025	13,086
JPY	615,356,322	USD	4,128,337	Bank of America NA	9/2/2025	59,042
JPY	1,048,374,715	USD	7,145,377	Bank of America NA	10/2/2025	11,594
JPY	568,124,373	USD	3,870,558	Barclays Bank PLC	10/2/2025	7,874
JPY	177,492,600	USD	1,208,408	Barclays Bank PLC	10/2/2025	3,286
KRW	343,758,615	USD	248,195	UBS AG	9/17/2025	(401)
KRW	304,684,821	USD	219,984	UBS AG	9/17/2025	(355)
KRW	876,600,938	USD	630,000	Goldman Sachs Bank USA	9/29/2025	2,289
KRW	876,323,700	USD	630,000	JPMorgan Chase Bank NA	9/30/2025	2,123
MXN	5,981,000	USD	318,403	BNP Paribas SA	9/17/2025	1,570
MXN	11,388,000	USD	611,079	Bank of America NA	9/17/2025	(1,841)
MXN	27,664,000	USD	1,479,827	Bank of America NA	9/17/2025	151
MXN	47,233,000	USD	2,470,061	Bank of America NA	9/17/2025	56,826
MXN	3,245,000	USD	171,873	Bank of America NA	9/17/2025	1,729
MXN	2,433,000	USD	129,497	Goldman Sachs Bank USA	9/17/2025	664
NOK	3,118,690	USD	306,406	UBS AG	9/2/2025	3,845
PEN	9,488,953	USD	2,559,394	Bank of America NA	9/17/2025	125,691
PLN	4,116,760	USD	1,125,361	BNP Paribas SA	9/17/2025	4,219
PLN	10,862,000	USD	2,980,552	Bank of America NA	9/17/2025	(175)
PLN	4,747,901	USD	1,282,436	Deutsche Bank AG	9/17/2025	20,320
PLN	4,713,487	USD	1,270,396	UBS AG	9/17/2025	22,917
SEK	6,115,000	USD	637,736	JPMorgan Chase Bank NA	9/2/2025	8,362
SEK	6,090,000	USD	644,095	Barclays Bank PLC	10/2/2025	549
SGD	2,309,775	USD	1,792,608	Bank of America NA	9/2/2025	7,544
THB	14,541,975	USD	450,000	Goldman Sachs Bank USA	10/20/2025	2,046
THB	14,535,990	USD	450,000	UBS AG	10/20/2025	1,860
TRY	4,480,675	USD	106,494	Barclays Bank PLC	9/4/2025	2,304
TRY	23,211,282	USD	550,552	Barclays Bank PLC	9/9/2025	10,577
TRY	50,510,843	USD	1,197,479	Barclays Bank PLC	9/12/2025	20,382
TRY	121,539,410	USD	2,859,145	Barclays Bank PLC	9/30/2025	24,616
TRY	4,674,291	USD	108,539	Barclays Bank PLC	10/21/2025	317
TRY	4,662,895	USD	108,274	Barclays Bank PLC	10/21/2025	317
TRY	4,486,207	USD	104,236	Barclays Bank PLC	10/22/2025	147
TRY	8,169,300	USD	174,000	Barclays Bank PLC	12/17/2025	7,715
TWD	15,225,508	USD	501,995	Citibank NA	10/20/2025	(1,992)
TWD	14,231,721	USD	466,675	Citibank NA	10/20/2025	692
TWD	4,722,322	USD	155,498	JPMorgan Chase Bank NA	10/20/2025	(418)
USD	5,338,710	AUD	8,184,000	BNP Paribas SA	9/2/2025	(17,309)
USD	740,697	AUD	1,147,000	Barclays Bank PLC	9/2/2025	(9,957)
USD	3,862,797	AUD	5,947,000	UBS AG	9/2/2025	(29,218)
USD	487,957	AUD	754,000	UBS AG	9/2/2025	(5,499)
USD	10,480,952	AUD	16,032,000	Citibank NA	10/2/2025	(16,529)
USD	491,984	AUD	754,000	JPMorgan Chase Bank NA	10/2/2025	(1,723)
USD	331,080	BRL	1,796,572	Bank of America NA	9/3/2025	(278)
USD	5,923,525	BRL	32,143,416	Barclays Bank PLC	9/3/2025	(4,971)
USD	2,839,000	BRL	15,476,525	Citibank NA	9/3/2025	(15,473)
USD	5,933,392	BRL	32,218,317	JPMorgan Chase Bank NA	9/3/2025	(8,919)
USD	1,051,351	BRL	5,810,713	Citibank NA	10/2/2025	(12,322)
USD	19,067,187	BRL	117,300,000	Goldman Sachs Bank USA	10/2/2025	(2,405,026)
USD	10,651	BRL	58,107	JPMorgan Chase Bank NA	10/2/2025	14
USD	525,758	BRL	3,000,000	BNP Paribas SA	4/2/2026	(4,662)
USD	311,112	BRL	1,800,000	BNP Paribas SA	4/2/2026	(7,140)
USD	314,328	BRL	1,800,000	BNP Paribas SA	4/2/2026	(3,924)
USD	1,279,104	BRL	7,400,000	Goldman Sachs Bank USA	4/2/2026	(29,264)
USD	1,283,302	BRL	7,400,000	Goldman Sachs Bank USA	4/2/2026	(25,066)
USD	10,704,822	BRL	63,100,000	JPMorgan Chase Bank NA	4/2/2026	(451,670)
USD	7,567,227	CAD	10,428,319	JPMorgan Chase Bank NA	9/2/2025	(26,118)
USD	4,284,641	CAD	5,922,000	UBS AG	9/2/2025	(27,442)
USD	11,797,618	CAD	16,303,530	JPMorgan Chase Bank NA	10/2/2025	(90,325)
USD	10,690	CAD	14,785	UBS AG	10/2/2025	(90)
USD	4,143,016	CHF	3,334,714	Barclays Bank PLC	9/2/2025	(24,595)
USD	148,832	CHF	120,000	Barclays Bank PLC	9/2/2025	(1,140)
USD	142,964	CHF	114,318	Goldman Sachs Bank USA	10/2/2025	(419)
USD	151,681	CHF	121,000	JPMorgan Chase Bank NA	10/2/2025	(83)
USD	322,116	CNY	2,310,651	BNP Paribas SA	9/15/2025	(2,253)
USD	2,004,023	CNY	14,367,576	BNP Paribas SA	9/15/2025	(12,901)
USD	3,678,786	CNY	26,390,513	Citibank NA	9/15/2025	(25,921)
USD	746,931	CNY	5,351,917	Citibank NA	9/15/2025	(4,373)
USD	6,427,826	CNY	45,910,000	Deutsche Bank AG	9/15/2025	(17,032)
USD	2,646,505	CNY	18,974,382	JPMorgan Chase Bank NA	9/15/2025	(17,124)
USD	1,849,276	EUR	1,590,000	Bank of America NA	9/2/2025	(10,865)
USD	15,484,010	EUR	13,272,000	Bank of America NA	9/2/2025	(42,903)
USD	2,389,914	EUR	2,044,000	Barclays Bank PLC	9/2/2025	(1,362)
USD	28,023,735	EUR	23,997,772	Citibank NA	9/2/2025	(51,259)
USD	1,259,691	EUR	1,074,000	Citibank NA	9/2/2025	3,218
USD	44,871,456	EUR	38,366,910	JPMorgan Chase Bank NA	10/2/2025	(97,663)
USD	4,090,401	GBP	3,043,000	Barclays Bank PLC	9/2/2025	(22,518)
USD	2,027	IDR	33,069,086	Barclays Bank PLC	9/17/2025	22
USD	5,960	IDR	96,800,277	Citibank NA	9/17/2025	91
USD	677,978	IDR	11,196,806,670	Goldman Sachs Bank USA	9/17/2025	(851)
USD	1,080,000	IDR	17,636,400,000	Goldman Sachs Bank USA	9/29/2025	10,987
USD	1,070,000	IDR	17,531,950,000	BNP Paribas SA	9/30/2025	7,353
USD	775,388	ILS	2,580,336	UBS AG	10/15/2025	2,103
USD	690,114	ILS	2,308,675	UBS AG	10/15/2025	(1,758)
USD	603,912	ILS	2,038,000	Bank of America NA	11/13/2025	(7,059)
USD	755,561	ILS	2,580,279	Deutsche Bank AG	11/13/2025	(17,979)
USD	75,749	ILS	259,082	UBS AG	11/13/2025	(1,921)
USD	778,529	INR	67,891,621	Citibank NA	9/17/2025	8,651
USD	861,316	INR	75,534,054	Citibank NA	9/17/2025	4,775
USD	854,395	INR	75,135,496	Citibank NA	9/17/2025	2,373
USD	771,170	INR	67,562,204	Goldman Sachs Bank USA	9/17/2025	5,028
USD	216,971	KRW	300,465,725	Barclays Bank PLC	9/17/2025	384
USD	1,773,287	KRW	2,453,182,969	Deutsche Bank AG	9/17/2025	4,937
USD	764,498	KRW	1,060,641,590	Deutsche Bank AG	9/17/2025	(54)
USD	754,162	KRW	1,047,576,268	JPMorgan Chase Bank NA	9/17/2025	(972)
USD	2,170,000	KRW	3,015,301,800	Bank of America NA	9/26/2025	(4,581)
USD	40,013	MXN	752,000	Bank of America NA	9/17/2025	(218)
USD	109,032	MXN	2,093,000	Bank of America NA	9/17/2025	(2,940)
USD	821,658	MXN	15,841,241	Deutsche Bank AG	9/17/2025	(25,822)
USD	1,227,876	MXN	22,875,000	Goldman Sachs Bank USA	9/17/2025	4,102
USD	139,001	MXN	2,633,000	JPMorgan Chase Bank NA	9/17/2025	(1,860)
USD	4,598,498	MXN	89,143,032	UBS AG	9/17/2025	(170,505)
USD	39,135	MXN	743,000	Goldman Sachs Bank USA	12/17/2025	(232)
USD	148,636	MXN	2,833,427	UBS AG	12/17/2025	(1,489)
USD	326,835	NOK	3,370,437	Bank of America NA	9/2/2025	(8,460)
USD	24,965	NOK	252,147	Citibank NA	10/2/2025	(124)
USD	306,406	NOK	3,118,199	UBS AG	10/2/2025	(3,850)
USD	488,866	NZD	817,784	BNP Paribas SA	9/2/2025	6,414
USD	480,146	NZD	817,784	Deutsche Bank AG	10/2/2025	(2,810)
USD	669,000	PEN	2,386,858	Bank of America NA	9/17/2025	(6,408)
USD	3,851,655	PEN	14,070,096	Barclays Bank PLC	9/17/2025	(129,753)
USD	10,450,826	PEN	37,809,000	Deutsche Bank AG	9/17/2025	(247,969)
USD	1,962,570	PEN	7,162,203	Deutsche Bank AG	9/22/2025	(63,829)
USD	197,128	PEN	702,249	Barclays Bank PLC	10/7/2025	(1,478)
USD	859,085	PEN	3,153,187	Barclays Bank PLC	11/10/2025	(31,950)
USD	1,557,230	PEN	5,702,577	Citibank NA	11/28/2025	(53,563)
USD	732,183	PEN	2,710,175	Citibank NA	12/5/2025	(33,223)
USD	366,091	PEN	1,355,452	Citibank NA	12/5/2025	(16,715)
USD	463,079	PEN	1,702,741	Goldman Sachs Bank USA	12/12/2025	(17,719)
USD	3,980,333	PEN	14,254,370	Deutsche Bank AG	1/26/2026	(39,807)
USD	867,436	PLN	3,171,707	Barclays Bank PLC	10/15/2025	(2,448)
USD	571,631	PLN	2,100,642	JPMorgan Chase Bank NA	10/15/2025	(4,499)
USD	430,340	SEK	4,220,000	BNP Paribas SA	9/2/2025	(15,537)
USD	677,843	SEK	6,450,000	Bank of America NA	9/2/2025	(3,651)
USD	630,206	SEK	6,088,017	Citibank NA	9/2/2025	(13,041)
USD	1,121,238	SEK	10,612,954	Barclays Bank PLC	10/2/2025	(2,174)
USD	1,686,379	SGD	2,181,947	BNP Paribas SA	9/2/2025	(14,148)
USD	1,851,017	SGD	2,364,508	Bank of America NA	9/2/2025	8,208
USD	889,437	SGD	1,142,408	Barclays Bank PLC	9/2/2025	(913)
USD	3,623,473	SGD	4,648,000	Citibank NA	9/2/2025	996
USD	1,616,571	SGD	2,082,000	Citibank NA	9/2/2025	(6,062)
USD	408,032	SGD	529,000	Goldman Sachs Bank USA	9/2/2025	(4,251)
USD	326,342	SGD	415,655	UBS AG	9/2/2025	2,396
USD	1,626,216	SGD	2,083,695	BNP Paribas SA	10/2/2025	(1,637)
USD	1,792,608	SGD	2,304,290	Bank of America NA	10/2/2025	(7,581)
USD	8,600,796	SGD	11,008,975	Citibank NA	10/2/2025	213
USD	223,241	THB	7,203,626	Citibank NA	10/20/2025	(688)
USD	354,368	THB	11,431,000	Citibank NA	10/20/2025	(971)
USD	12,894	TRY	553,750	Barclays Bank PLC	10/17/2025	(48)
USD	174,000	TRY	8,169,300	UBS AG	12/17/2025	(7,715)
USD	5,150,000	TWD	156,894,750	Barclays Bank PLC	9/26/2025	7,927
USD	250,000	TWD	7,626,075	BNP Paribas SA	9/30/2025	(19)
USD	250,000	TWD	7,621,000	Goldman Sachs Bank USA	9/30/2025	147
USD	1,035,689	TWD	30,801,391	BNP Paribas SA	10/20/2025	24,176
USD	975,295	TWD	29,085,251	BNP Paribas SA	10/20/2025	20,140
USD	812,324	TWD	24,101,653	Citibank NA	10/20/2025	20,830
USD	1,763,811	TWD	52,423,991	Citibank NA	10/20/2025	42,216
USD	1,087,905	TWD	32,376,053	Citibank NA	10/20/2025	24,681
USD	922,151	TWD	27,219,131	Citibank NA	10/20/2025	28,279
USD	1,077,887	TWD	31,786,888	Citibank NA	10/20/2025	34,011
USD	97,513	TWD	2,904,920	Citibank NA	10/20/2025	2,116
USD	545,000	TWD	16,591,435	JPMorgan Chase Bank NA	10/20/2025	140
USD	501,995	TWD	15,136,655	Citibank NA	12/15/2025	2,822
USD	466,675	TWD	14,147,719	Citibank NA	12/15/2025	115
USD	4,877,346	ZAR	85,929,570	Citibank NA	9/18/2025	10,964
USD	3,958,250	ZAR	69,630,961	Deutsche Bank AG	9/18/2025	14,895
USD	3,958,250	ZAR	69,701,418	Deutsche Bank AG	9/18/2025	10,904
USD	3,746,861	ZAR	66,365,000	Goldman Sachs Bank USA	9/18/2025	(11,536)
USD	579,916	ZAR	10,296,000	Goldman Sachs Bank USA	9/18/2025	(3,169)
USD	6,645,650	ZAR	117,207,410	JPMorgan Chase Bank NA	9/18/2025	7,935
ZAR	13,034,000	USD	741,065	Bank of America NA	9/18/2025	(2,920)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,008,960)
Unrealized Appreciation						2,701,563
Unrealized Depreciation						(4,710,523)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
iTraxx Crossover Series 42 V2 Index	NR	12/20/2029	BNP Paribas SA	5%	Quarterly	EUR	12,853,189	2,798,084	(2,295,899)	502,185
Turkish Republic 11.875% 1/15/2030	Ba3	12/20/2025	Barclays Bank PLC	1%	Quarterly		900,000	3,028	(533)	2,495
iTraxx Crossover Series 42 V2 Index	NR	12/20/2029	Bank of America NA	5%	Quarterly	EUR	10,437,176	2,272,128	(1,772,987)	499,141
iTraxx Crossover Series 42 V2 Index	NR	12/20/2029	JPMorgan Chase Bank NA	5%	Quarterly	EUR	8,697,646	1,893,440	(1,610,439)	283,001
Kingdom of Saudi Arabia 4.75% 1/16/2030	Aa3	6/20/2035	JPMorgan Chase Bank NA	1%	Quarterly		2,800,000	14,387	(22,841)	(8,454)
iTraxx Crossover Series 42 V2 Index	NR	12/20/2029	Goldman Sachs International	5%	Quarterly	EUR	2,899,215	631,147	(519,177)	111,970
SoftBank Group Corp 2.84% 12/14/2029	NR	6/20/2026	Goldman Sachs International	1%	Quarterly		100,000	295	388	683
5Y CDX NA IG Series 44 Index	NR	6/20/2030	ICE	1%	Quarterly		30,900,000	(5,412)	0	(5,412)
5Y CDX NA HY Series 43 Index	NR	12/20/2029	ICE	5%	Quarterly		2,560,000	14,152	0	14,152
	NR	12/20/2025	ICE	1%	Quarterly	EUR	500,000	(1,066)	0	(1,066)
5Y CDX NA HY Series 44 Index	NR	6/20/2030	ICE	5%	Quarterly		4,300,000	129,397	0	129,397

TOTAL CREDIT DEFAULT SWAPS								7,749,580	(6,221,488)	1,528,092

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(3)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
28D TIIE(1)	Monthly	9.43%	Monthly	CME	12/25/2025	MXN	10,700,000	(2,597)	0	(2,597)
28D TIIE(1)	Monthly	9.39%	Monthly	CME	12/12/2025	MXN	12,200,000	(2,623)	0	(2,623)
1D TIIE(1)	Monthly	9.39%	Monthly	CME	11/3/2034	MXN	12,200,000	(49,843)	0	(49,843)
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	12/18/2029		104,600,000	(483,131)	0	(483,131)
U.S. SOFR Index(1)	Annual	3.5%	Annual	CME	12/18/2054		17,310,000	890,688	0	890,688
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	12/18/2034		61,510,000	32,180	0	32,180
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	12/18/2044		260,000	27,342	0	27,342
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	12/18/2026		11,690,000	170,777	0	170,777
6M WIBID(1)	Semi-Annual	4.93%	Annual	CME	7/25/2029	PLN	6,800,000	(50,994)	0	(50,994)
1D TIIE(1)	Monthly	9.43%	Monthly	CME	10/19/2034	MXN	10,700,000	(44,727)	0	(44,727)
1D TIIE(1)	Annual	9%	Annual	CME	3/1/2029	MXN	82,100,000	(68,768)	0	(68,768)
U.S. SOFR Index(1)	Annual	3.25%	Annual	CME	3/19/2032		24,960,000	(946,483)	0	(946,483)
U.S. SOFR Index(1)	Annual	3%	Annual	CME	3/19/2027		11,680,000	(69,688)	0	(69,688)
U.S. SOFR Index(1)	Annual	3.25%	Annual	CME	3/19/2055		30,710,000	611,616	0	611,616
U.S. SOFR Index(1)	Annual	3.25%	Annual	CME	3/19/2035		19,940,000	(630,721)	0	(630,721)
U.S. SOFR Index(1)	Annual	3.75157%	Annual	CME	11/15/2048		7,030,000	(43,840)	0	(43,840)
7.76%	Monthly	1D TIIE(1)	Monthly	CME	3/1/2029	MXN	9,500,000	6,782	0	6,782
8.27%	Monthly	1D TIIE(1)	Monthly	CME	3/7/2035	MXN	26,800,000	5,231	0	5,231
13.32%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/2/2029	BRL	2,200,000	720	0	720
13.9271%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/4/2027	BRL	37,800,000	(14,547)	0	(14,547)
13.9255%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/4/2027	BRL	4,000,000	(1,528)	0	(1,528)
13.2914%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/2/2029	BRL	28,300,000	6,507	0	6,507
14.0087%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(1)	At Maturity	CME	1/4/2027	BRL	7,800,000	(1,502)	0	(1,502)
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	9/17/2035		57,560,000	(722,855)	0	(722,855)
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	9/17/2032		6,020,000	(37,767)	0	(37,767)
3.75%	Annual	U.S. SOFR Index(1)	Annual	CME	9/17/2030		11,200,000	133,679	0	133,679
3M JIBAR(1)	Quarterly	7.205%	Quarterly	CME	2/28/2031	ZAR	56,300,000	2,391	0	2,391
4.5%	Semi-Annual	6M BBSW(1)	Semi-Annual	LCH	9/20/2033	AUD	25,470,000	336,529	0	336,529
3.5%	Annual	SONIA(1)	Annual	LCH	3/9/2035	GBP	10,020,000	(56,009)	0	(56,009)
3.481%	Annual	U.S. SOFR Index(1)	Annual	LCH	10/29/2034		900,000	(10,622)	0	(10,622)
3.465%	Annual	U.S. SOFR Index(1)	Annual	LCH	10/30/2034		200,000	(2,610)	0	(2,610)
3.515%	Annual	U.S. SOFR Index(1)	Annual	LCH	11/6/2034		1,600,000	(14,831)	0	(14,831)
3.865%	Annual	U.S. SOFR Index(1)	Annual	LCH	11/20/2034		2,000,000	35,987	0	35,987
6M EURIBOR(1)	Semi-Annual	2.4%	Annual	LCH	2/12/2035	EUR	400,000	8,918	0	8,918
U.S. SOFR Index(1)	Annual	4%	Annual	LCH	2/26/2035		650,000	(18,036)	0	(18,036)
U.S. SOFR Index(1)	Annual	3.89%	Annual	LCH	3/3/2035		350,000	(6,585)	0	(6,585)
U.S. SOFR Index(1)	Annual	3.9075%	Annual	LCH	3/4/2035		800,000	(16,182)	0	(16,182)
U.S. SOFR Index(1)	Annual	3.87%	Annual	LCH	3/5/2035		800,000	(13,765)	0	(13,765)
2.42%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/7/2035	EUR	500,000	(10,417)	0	(10,417)
U.S. SOFR Index(1)	Annual	3.905%	Annual	LCH	3/12/2035		700,000	(13,970)	0	(13,970)
2.46%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/13/2035	EUR	500,000	(8,788)	0	(8,788)
3.5%	Annual	U.S. SOFR Index(1)	Annual	LCH	9/17/2055		18,960,000	(261,427)	0	(261,427)
U.S. SOFR Index(1)	Annual	3.75%	Annual	LCH	9/17/2035		36,400,000	(189,258)	0	(189,258)
U.S. SOFR Index(1)	Annual	3.93%	Annual	LCH	3/24/2035		2,200,000	(48,040)	0	(48,040)
2.61%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/24/2035	EUR	400,000	(1,611)	0	(1,611)
U.S. SOFR Index(1)	Annual	3.884%	Annual	LCH	3/25/2035		700,000	(12,677)	0	(12,677)
US CPI Urban Consumer NSA Index(1)	At Maturity	2.5025%	At Maturity	LCH	3/25/2030		14,780,000	131,029	0	131,029
US CPI Urban Consumer NSA Index(1)	At Maturity	2.515%	At Maturity	LCH	3/27/2030		20,100,000	162,633	0	162,633
2.52%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/27/2035	EUR	400,000	(4,891)	0	(4,891)
6M EURIBOR(1)	Semi-Annual	2.4%	Annual	LCH	4/9/2030	EUR	1,800,000	(8,773)	0	(8,773)
6M EURIBOR(1)	Semi-Annual	2.51%	Annual	LCH	4/9/2035	EUR	300,000	4,121	0	4,121
6M EURIBOR(1)	Semi-Annual	2.55%	Annual	LCH	4/16/2035	EUR	300,000	3,053	0	3,053
6M EURIBOR(1)	Semi-Annual	2.35%	Annual	LCH	4/29/2030	EUR	900,000	(2,385)	0	(2,385)
6M EURIBOR(1)	Semi-Annual	2.45%	Annual	LCH	5/5/2035	EUR	200,000	4,043	0	4,043
3.75%	Annual	U.S. SOFR Index(1)	Annual	LCH	5/7/2035		2,500,000	16,768	0	16,768
4.5%	Semi-Annual	6M BBSW(1)	Semi-Annual	LCH	6/18/2035	AUD	12,800,000	(10,483)	0	(10,483)
4.04638%	Annual	U.S. SOFR Index(1)	Annual	LCH	11/15/2052		7,100,000	(51,266)	0	(51,266)
4.053542%	Annual	U.S. SOFR Index(1)	Annual	LCH	11/15/2052		7,390,000	(44,600)	0	(44,600)
3.75%	Annual	SONIA(1)	Annual	LCH	9/17/2030	GBP	79,200,000	(9,083)	0	(9,083)
2.5%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	3/18/2031	EUR	370,000	529	0	529
SONIA(1)	Annual	4.5%	Annual	LCH	9/17/2055	GBP	4,800,000	6,260,794	0	6,260,794
TOTAL INTEREST RATE SWAPS								4,864,394	0	4,864,394

(1)Represents floating rate.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	Receives	Periodic	Us Fed Fund Daily Rate plus 72 basis points	Periodic	Canadian Imperial Bank of Commerce	1/7/2026	3,262	45,734,741	740,813	0	740,813
S&P 500 Index	Receives	Periodic	Us Fed Fund Daily Rate plus 72 basis points	Periodic	Canadian Imperial Bank of Commerce	1/7/2026	13,792	193,370,184	3,132,218	0	3,132,218
S&P 500 Index	Receives	Periodic	U.s. Sofr Index plus 40 basis points	Periodic	Canadian Imperial Bank of Commerce	9/24/2025	21,117	296,070,054	4,867,702	0	4,867,702
S&P 500 Index	Receives	Periodic	U.s. Sofr Index plus 45 basis points	Periodic	Canadian Imperial Bank of Commerce	10/1/2025	1,092	15,310,342	251,843	0	251,843
S&P 500 Index	Receives	Periodic	U.s. Sofr Index plus 43 basis points	Periodic	Citibank NA	11/21/2025	841	11,791,207	193,575	0	193,575
S&P 500 Index	Receives	Periodic	Us Fed Fund Daily Rate plus 82 basis points	Periodic	Royal Bank of Canada	10/15/2025	3,998	56,053,799	903,446	0	903,446
S&P 500 Index	Receives	Periodic	Us Fed Fund Daily Rate plus 82 basis points	Periodic	Royal Bank of Canada	10/15/2025	3,903	54,721,855	881,979	0	881,979
S&P 500 Index	Receives	Periodic	U.s. Sofr Index plus 55 basis points	Periodic	Royal Bank of Canada	4/8/2026	1,078	15,114,056	246,665	0	246,665
S&P 500 Index	Receives	Periodic	U.s. Sofr Index plus 53 basis points	Periodic	Royal Bank of Canada	1/16/2026	1,057	14,819,626	242,098	0	242,098
S&P 500 Index	Receives	Periodic	U.s. Sofr Index plus 62 basis points	Periodic	Royal Bank of Canada	1/7/2026	1,092	15,310,342	249,773	0	249,773
S&P 500 Index	Receives	Periodic	U.s. Sofr Index plus 42 basis points	Periodic	Goldman Sachs International	10/17/2025	841	11,791,207	193,670	0	193,670
S&P 500 Index	Receives	Periodic	U.s. Sofr Index plus 40 basis points	Periodic	Goldman Sachs International	9/19/2025	841	11,791,207	193,860	0	193,860
TOTAL RETURN SWAPS									12,097,642	0	12,097,642
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese (Peoples Rep) Yuan
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $326,130,889 or 0.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Non-income producing.
(g)	Security or a portion of the security is on loan at period end.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $31,020,148 or 0.0% of net assets.

(i)	Level 3 security
(j)	Affiliated Fund
(k)	Zero coupon bond which is issued at a discount.
(l)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $94,006,400.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,808,111.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
(s)	The rate quoted is the annualized seven-day yield of the fund at period end.
(t)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,426,229.
(u)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $6,412,540.
(v)	Includes $29,697,247 of cash collateral to cover margin requirements for futures contracts.
(w)	Includes $14,642,000 of cash collateral segregated to cover margin requirements for centrally cleared swaps.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BoA Securities, Inc.	4.42	8/28/2025	8/29/2025	196,800,000	196,896,651	U.S. Treasuries (including strips)	2.875	8/15/2028	200,958,726
Total Repurchase Agreements				196,800,000	196,896,651				200,958,726

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,571,773	180,041,184	195,607,910	318,071	-	-	25,005,047	25,000,047	0.0%
Fidelity Securities Lending Cash Central Fund	995,132,029	1,346,493,399	1,346,054,652	741,004	-	-	995,570,776	995,471,228	3.5%
Total	1,035,703,802	1,526,534,583	1,541,662,562	1,059,075	-	-	1,020,575,823

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth Fund Class Z	104,966,204	-	-	-	-	14,936,889	119,903,093	479,977
Fidelity Extended Market Index Fund	2,328,152,049	-	361,215,504	-	28,267,605	232,440,488	2,227,644,638	22,485,562
Fidelity Growth Company Fund	3,448,208,019	-	-	-	-	492,979,100	3,941,187,119	88,189,463
Fidelity Mid Cap Index Fund	3,035,349	7,561	-	7,562	-	244,126	3,287,036	89,176
Fidelity SAI Inflation-Focused Fund	1,185	-	-	-	-	91	1,276	14
Fidelity SAI Real Estate Index Fund	2,275,090	12,466	-	12,466	-	85,056	2,372,612	447,663
Fidelity SAI U.S. Large Cap Index Fund	1,436,782,664	484,135,007	828,704,268	-	22,113,353	119,834,080	1,234,160,836	47,947,196
Fidelity SAI U.S. Low Volatility Index Fund	356,160,722	-	-	-	-	17,984,671	374,145,393	16,057,742
Fidelity SAI U.S. Momentum Index Fund	434,556,084	143,993,150	-	-	-	17,789,320	596,338,554	31,238,269
Fidelity SAI U.S. Quality Index Fund	2,777,181,933	160,357,855	-	-	-	232,369,275	3,169,909,063	134,432,106
Fidelity Small Cap Growth Fund Class Z	556,977,809	-	-	-	-	56,891,807	613,869,616	17,559,200
	11,448,297,108	788,506,039	1,189,919,772	20,028	50,380,958	1,185,554,903	12,282,819,236

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Commercial Paper, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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